         As filed with the Securities and Exchange
                 Commission on May 1, 2001

                             File Nos. 333-37177
                                       811-08403

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C. 20549

                __________________________

                         FORM N-1A
  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                Pre-Effective Amendment No.

                  Post-Effective Amendment No. 8

                          and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT
                    COMPANY ACT OF 1940

                     Amendment No. 9
              _______________________________

            Alliance Institutional Funds, Inc.
    (Exact Name of Registrant as Specified in Charter)

  1345 Avenue of the Americas, New York, New York  10105
    (Address of Principal Executive Office)  (Zip Code)

       Registrant's Telephone Number, including Area
                    Code:(212) 969-1000

               _____________________________

                   EDMUND P. BERGAN, JR.
             Alliance Capital Management L.P.
                1345 Avenue of the Americas
                 New York, New York  10105
          (Name and address of agent for service)

               Copies of communications to:
                    Thomas G. MacDonald
                    Seward & Kissel LLP
                  One Battery Park Plaza
                 New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

     X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
        on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    This Post-Effective Amendment No. 8 relates solely to the International Premier Growth Institutional Fund and the
Technology Institutional Fund of the Registrant. No information contained in the Registrant's Registration
Statement relating to the Real Estate Investment
Institutional Fund, the Quasar Institutional Fund, the
Premier Growth Institutional Fund, or the Special Equity
Institutional Fund of the Registrant is amended or superseded hereby.


The prospectus for the Technology Institutional Fund is incorporated herein by reference to Part A of the Amendment to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 29, 2000.

Alliance Institutional Funds


Alliance Institutional Funds, Inc. provides a selection of equity investment alternatives to institutional and other investors through qualifying programs who seek capital growth or high total return.


Prospectus and Application


May 1, 2001


>  Alliance International Premier Growth Institutional Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


AllianceCapital T




Investment Products Offered

> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed


2


TABLE OF CONTENTS

-------------------------------------------------------------------------------

                                                                       Page

RISK/RETURN SUMMARY                                                       3

FEES AND EXPENSES OF THE FUND                                             5

GLOSSARY                                                                  6

DESCRIPTION OF THE FUND                                                   6
Investment Objective, Principal Policies and Risk Considerations          7
Description of Additional Investment Practices                            8
Additional Risk Considerations                                           12

MANAGEMENT OF THE FUND                                                   13

PURCHASE AND SALE OF SHARES                                              13

How The Fund Values Its Shares                                           13
How To Buy Shares                                                        13
How To Exchange Shares                                                   13
How To Sell Shares                                                       14

DIVIDENDS, DISTRIBUTIONS AND TAXES                                       14

DISTRIBUTION ARRANGEMENTS                                                15

GENERAL INFORMATION                                                      16


FINANCIAL HIGHLIGHTS                                                     17




Alliance International Premier Growth Institutional Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


RISK/RETURN SUMMARY

The following is a summary of certain key information about Alliance International Premier Growth Institutional Fund. The Summary describes the Fund's objective, principal investment strategies, principal risks and fees. This Summary includes a short discussion of some of the principal risks of investing in the Fund.

A more detailed description of the Fund, including the risks associated with investing in the Fund, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. As with all investments, you may lose money by investing in the Fund.


3


OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected, international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests primarily in equity securities of comparatively large, high-quality, international companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensely researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.


Normally, the Fund invests in about 50 companies, with the 30 most highly regarded of these companies usually constituting approximately 70%, and often more, of the Fund's net assets. The Fund invests in companies with market values generally in excess of $10 billion. Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.


PRINCIPAL RISKS:

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of securities than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

BAR CHART AND PERFORMANCE TABLE:

There is no bar chart or performance table for the Fund because it has not completed a full calendar year of operations.


4


-------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Front-end or Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, whichever is lower)    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                    Operating Expenses                                    Examples
-------------------------------------------------        -----------------------------------------
                          Class I        Class II                            Class I     Class II
                          -------        --------                            -------     --------

Management fee             1.00%          1.00%           After 1 Year          $92        $122
12b-1 fees                 None           0.30%           After 3 Years (c)    $743        $833
Other expenses             2.07%          2.07%

Total fund operating
  expenses                 3.07%          3.37%

Waiver and/or expense
  reimbursement (a)       (2.17)         (2.17)

Net expenses                .90%          1.20%


(a) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms.

(b) Class II shares have not commenced investment operations. Expenses are estimated.

(c) These examples assume that Alliance's agreement to waive management fees and/or to bear operating expenses is not extended beyond its initial period.



5


-------------------------------------------------------------------------------
GLOSSARY
-------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating, and variable rate debt obligations, but do not include convertible securities.

Equity securities are (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation.

International Company is an entity that (i) is organized under the laws of a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.


Foreign securities are securities issued by International Companies.


Rule 144A securities are securities that may be resold pursuant to Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

RATING AGENCIES AND RATED SECURITIES


Fitch is Fitch, Inc., the international rating agency formed through the merger of Fitch IBCA, Inc., and Duff & Phelps Credit Rating Co.


Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 is S&P's 500 Composite Stock Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.


-------------------------------------------------------------------------------
DESCRIPTION OF THE FUND
-------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the Fund's investment objectives, principal strategies and principal risks. Of course, there can be no assurance that the Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Fund's investments, including the risks of investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the Fund's risks may include risks discussed in the Risk/Return Summary above. Additional information about risks of investing in the Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of the Fund's strategies, investments, and risks can be found in the Fund's Statement of Additional Information or SAI.

o The Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote, and, except as noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in the Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.


6


INVESTMENT OBJECTIVE, PRINCIPAL POLICIES AND RISK CONSIDERATIONS

Investment Objective

The Fund seeks long-term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. Current income is incidental to that objective.

How the Fund Pursues Its Objective

As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation.


In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 50 companies will be represented in the Fund's portfolio, and the 30 most highly regarded of these companies usually will constitute approximately 70%, and often more, of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.


Alliance expects the market capitalization of the companies represented in the Fund's portfolio will generally be in excess of $10 billion.

Within the investment framework of the Fund, Alliance's Large Cap Growth Group, headed by Alfred Harrison, Alliance's Vice Chairman, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing the Alliance Premier Growth Fund.

In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in the approximately 30 of the most highly regarded of these companies. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 35% of its total assets in each of the United Kingdom and Japan and 25% of its total assets in issuers in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concentrates its assets within one region or country, the Fund may be subject to any special risks associated with that region or country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments or an economic downturn, within that country. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.

In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:

o  invest up to 20% of its total assets in convertible securities;

o  invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of


7


U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o  purchase or sell forward contracts;

o  enter into standby commitment agreements;

o  enter into forward commitments;

o  enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% on its net assets as collateral for short sales;


o  make secured loans of portfolio securities of up to 30% of its total assets;
and


o  enter into repurchase agreements for U.S. Government securities.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

RISK CONSIDERATIONS

The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. In the following summary, we describe the principal risks that may affect the Fund's portfolio as a whole. The Fund could be subject to additional principal risks because the types of investments made by the Fund can change over time. This Prospectus has additional descriptions of types of investments that appear in bold type in the discussions under Description of Additional Investment Practices or Additional Risk Considerations. These sections also include more information about the Fund, its investments, and related risks. Among the principal risks of investing in the Fund are:

o Market Risk. This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or longer-term periods.




o Foreign Risk. This is the risk of investments in issuers located in foreign countries. Investments in foreign securities particularly may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment.

o Currency Risk. This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund's investments. Investments in foreign securities are subject to this risk.

o Focused Portfolio Risk. This is the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

o Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes the Fund's investment practices and associated risks. Unless otherwise noted, the Fund's use of any of these practices was specified in the previous section.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock.

Currency Swaps. Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest


8


rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables the Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by the Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Illiquid Securities. The Fund will limit its investments in illiquid securities to 15% of its net assets. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and
(iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize their full value upon sale. Alliance will monitor the illiquidity of the Fund's investments in such securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by the Fund or the Adviser.

The Fund may not be able to readily sell securities for which there is no ready market. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resale of securities.

Loans of Portfolio Securities. The risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights, and rights to dividends, interest, or distributions. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by the Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price


9


equal to or less than that of the call option it has written. A put option written by the Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if the Fund does not own the underlying security, and is designed to provide a hedge against a decline in value in another security which the Fund owns or has the right to acquire. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by the Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. These risks could be reduced by entering into a closing transaction (i.e., by disposing of the option prior to its exercise). The Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Options purchased or written by the Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Foreign Currencies. As in the case of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amounts of the premium plus related transaction costs. See the Fund's SAI for further discussion of the use, risks, and costs of options on foreign currencies.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

The Fund may purchase options on futures contracts written or purchased that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 100% of its total assets.

Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. The Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of


10


a decrease in the value of the underlying security, the passage of time, or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.


Short Sales. A short sale is effected by selling a security that the Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited. Certain special federal income tax considerations may apply to short sales entered into by the Fund.


Standby Commitment Agreements. Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 50% with respect to the Fund's assets at the time of making the commitment. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience with respect to such instruments and usually depends on Alliance's ability to forecast price movements, interest rates or currency exchange rate movements correctly. Should interest rates, prices, or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

The Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by the Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. In addition, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.

Portfolio Turnover. The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. Higher portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, the Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high quality debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper, and other types of short-term debt securities including notes and bonds. Such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational


11



organizations. While the Fund is investing for temporary defensive purposes, it may not meet its investment objective.


ADDITIONAL RISK CONSIDERATIONS

Investment in the Fund involves the special risk considerations described below.

Currency Considerations. Substantially all the assets of the Fund are invested in foreign securities which may be denominated in foreign currencies. The Fund receives a corresponding portion of its revenues in foreign currencies. Therefore, the dollar equivalent of its net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount to the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Fund may engage in currency hedging transactions, as describe above, which involve certain special risks.

Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U. S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

The Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures that may involve additional costs to the Fund. These factors may affect the liquidity of the Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on the Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the U.S. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization, or other confiscation, the Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

U.S. and Foreign Taxes. The Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by the Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.


12


-------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------


INVESTMENT ADVISER AND PORTFOLIO MANAGER


The Fund's Adviser is Alliance Capital Management, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international adviser supervising client accounts with assets as of December 31, 2000 totaling more than $454 billion (of which more than $175 billion represented assets of investment companies). As of December 31, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 41 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies managed by Alliance, comprising 135 separate investment portfolios, currently have more than 6.5 million shareholder accounts.

The persons primarily responsible for the day-to-day management of the Fund are Alfred Harrison, Vice Chairman of Alliance Capital Management Corporation ("ACMC"), with which he has been associated with since prior to 1996 and Thomas Kamp, Senior Vice President of ACMC; with which he has been associated since prior to 1996.

Alliance provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund pays Alliance a fee at an annualized rate of 1.00% of the Fund's average daily net assets. The fee will be accrued daily and paid monthly.

Performance of Similarly Managed Investment Companies. The Fund is identical in its investment objectives, policies and practices to Alliance International Premier Growth Fund (a "Retail Fund"), a currently existing open-end management investment company managed by Alliance. The Fund is managed by the same investment personnel, in the identical investment style and following the same investment strategy, as its corresponding Retail Fund. Set forth below is performance data for the Retail Fund for the 1 year and since inception periods through March 31, 2001. As of March 31, 2001, the net assets in the corresponding Retail Fund totaled approximately $203 million. The following performance data for the Retail Fund is net of actual fees incurred by that Fund for the relevant periods and is based on the Retail Fund's Class A shares with imposition of the maximum 4.25% sales charge.

                                      Year Ended    Since Inception Period
                                       03/31/01          Ended 03/31/01
                                      ----------    ----------------------
Retail Fund                             -44.16%             -3.88%


*    Inception date for Alliance International Premier Growth Fund--March 3,
1998.



-------------------------------------------------------------------------------
PURCHASE AND SALE OF SHARES
-------------------------------------------------------------------------------

How The Fund Values Its Shares

The price of the Fund's shares is based on net asset value or NAV, which is calculated at 4:00 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Fund's directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund.

How To Buy Shares

You may purchase the Fund's shares through your financial representative at NAV. The Fund's shares are not subject to any initial or contingent sales charges. See "Distribution Arrangements" for a description of who can buy each class of shares of the Fund.

The minimum initial investment in the Alliance Institutional Funds is $2 million, which may be invested in any one or more of its funds. Investments made through fee-based or wrap-fee programs will satisfy the minimum initial investment requirement if the fee-based or wrap-fee program, as a whole, invests at least $2 million in one or more of the funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Fund.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

The Fund may refuse any order to purchase shares. In particular, the Fund reserves the right to restrict purchases of shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

How To Exchange Shares

You may exchange your shares of the Fund for the same class of shares of any other Alliance Institutional Fund and for Class A shares of any other Alliance Mutual Fund. Exchanges of shares are made at the next-determined NAV without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Fund may change, suspend, or terminate the exchange service on 60 days' notice.


13


How To Sell Shares

You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the Exchange is open, either directly or through your financial representative. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

o  Selling Shares Through Your Financial Representative

Your financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV. Your financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service. If you are in doubt about what documents are required by your fee-based program or other program, you should contact your financial representative.

o  Selling Shares Directly To The Fund

By Mail:

--Send a signed letter of instruction or stock power form, along with certificates, to:


Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
800-221-5672

--For your protection, a bank, a member firm of a national stock exchange or other eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial representative, Alliance Global Investor Services, Inc. ("AGIS"), and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

--You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.


--A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV.

--If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

--Redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000 per day (except for certain omnibus accounts).

--Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.


-------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

The Fund's income dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Fund. If paid in additional shares, the shares will have an aggregate NAV as of the payment date of the dividend or distribution equal to the cash amount of the income dividend or distribution. You may make an election to receive dividends and distributions in cash or shares at the time you purchase shares. Your election can be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, at your election, electronically via the ACH network. There is no sales or other charge on with the reinvestment of Fund dividends and distributions.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the same class of the Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

The Fund expects that distributions will consist either of net income or long-term capital gains. For federal income tax purposes, the Fund's dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Fund's distributions also may be subject to certain state and local taxes.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution will depend upon the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends,


14


if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a full credit or deductions for the amount of such taxes.

Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the distributions may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as a capital gain.

If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.


-------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS
-------------------------------------------------------------------------------

Share Classes. The Fund offers two classes of shares.

Class I Shares

You may purchase and hold shares of Class I solely:

o through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Fund's principal underwriter, Alliance Fund Distributors, Inc. or AFD;

o  through employee plans that have at least $10 million in assets;

o as an interest in a "qualified State tuition program" (within the meaning of section 529 of the Code) approved by AFD;

o if you are an investment advisory client of, or are a certain other person associated with, Alliance and its affiliates or the Fund; and

o through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

Class II Shares.

You may purchase and hold shares of Class II solely:

o if you are an investor participating in a wrap-fee or other similar program offered by a registered broker-dealer or other financial intermediary that meets certain requirements established by AFD; and

o  through employee plans that have at least $10 million in assets.

For more detailed information about who may purchase and hold the shares of the Fund, see the Fund's SAI. Fee-based and other programs may impose different requirements with respect to investment in the shares of the Fund than described above.

Asset-based Sales Charge or Rule 12b-1 Fees. The Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its Class II shares. The amount of these fees is .30% of the Fund's aggregate average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

Conversion Feature. As described above, Class I shares may be held solely through the fee-based program accounts, employee benefit plans, qualified State tuition programs and registered investment advisory or other financial intermediary relationships, and by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund. If a holder of Class I shares (i) ceases to participate in the fee-based program or plan, or to be associated with an investment advisor or financial intermediary or (ii) is otherwise no longer eligible to purchase Class I shares as described in this Prospectus (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of the Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion.

The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAVs of the two classes and without the imposition of any sales load, fee or other charge.

Other. If you are a Fund shareholder through an account established under a fee-based or other program, your fee-based or other program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described in this Prospectus. A transaction, service, administrative or other similar fee may be charged by


15


your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Company, including requirements as to the minimum initial and subsequent investment amounts.

-------------------------------------------------------------------------------
GENERAL INFORMATION
-------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.


During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.



16


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming investments of all dividends and distributions). The information has been audited by Ernst &Young LLP, the Funds' independent auditors, whose report, along with each Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.


17



                                                 Income from Investment Operations            Less Dividends and Distributions
                                         ---------------------------------------------   -------------------------------------------
                                                           Net Gains or
                              Net Asset                      Losses on                    Dividends    Distributions
                               Value,                       Securities      Total from    from Net     in Excess of    Distributions
                              Beginning  Net Investment   (both realized    Investment   Investment   Net Investment       from
  Fiscal Year or Period       of Period  Income (Loss)(a) and unrealized)   Operations     Income         Income       Capital Gains
  ---------------------       ---------  --------------   ---------------   ----------   ----------   --------------   -------------
Alliance International
Premier Growth
Institutional Fund
   Class I
   10/6/00+ to 10/31/00......   $10.00       $.03            $.04              $.07         $0             $0              $0

+    Commencement of operations.

(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Net of expenses waived/reimbursed. If the Fund had borne all expenses in its most recent fiscal period, the expense ratio would have been as follows:

Class I   39.28%



18




Less Distributions                                            Ratios/Supplemental Data
------------------                         ------------------------------------------------------------
    Total        Net Asset                                      Ratio of        Ratio of Net
   Dividends       Value,                     Net Assets,       Expenses      Income (Loss)
     and           End of        Total      End of Period      to Average      to Average      Portfolio
 Distributions     Period      Return(b)   (000's omitted)   Net Assets(c)(d)  Net Assets    Turnover Rate
--------------    ---------    ----------   ---------------  ---------------  -------------  -------------
   $0              $10.07         .70%          $1,035            .90%             4.29%           2%



19


For more information about the Fund, the following documents are available upon request:

o  Statement of Additional Information (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the SAI, or make other shareholder inquiries concerning the Fund, by contacting your broker or other financial intermediary, or by contacting Alliance:


By Mail:   c/o Alliance Global Investor Services, Inc.
           P.O. Box 1520
           Secaucus, NJ 07096-1520


By Phone:  For Information: (800) 221-5672
           For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102

You also may find more information about Alliance and the Funds on the Internet at: www.Alliancecapital.com

SEC FILE NO. 811-08403

(LOGO)                  ALLIANCE INSTITUTIONAL FUNDS, INC.
                        - ALLIANCE TECHNOLOGY INSTITUTIONAL FUND
                        - ALLIANCE INTERNATIONAL PREMIER GROWTH
                              INSTITUTIONAL FUND
_________________________________________________________________
   c/o Alliance Global Investor Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618

_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                         May 1, 2001
_________________________________________________________________

         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus dated May 1, 2001 (the "Prospectus") for Alliance Institutional Funds, Inc. - Alliance Technology Institutional Fund and Alliance International Premier Growth Institutional Fund. Financial statements for Alliance Institutional Funds, Inc. for the year ended October 31, 2000 are included in the annual report to shareholders and are incorporated into this Statement of Additional Information by reference. Copies of the Prospectus and annual report may be obtained by contacting Alliance Global Investor Services, Inc. at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS

                                                             PAGE

DESCRIPTION OF THE FUNDS....................................
    TECHNOLOGY INSTITUTIONAL FUND...........................
    INTERNATIONAL PREMIER GROWTH INSTITUTIONAL FUND.........
MANAGEMENT OF THE FUNDS.....................................
EXPENSES OF THE FUNDS.......................................
PURCHASE OF SHARES..........................................
REDEMPTION AND REPURCHASE OF SHARES.........................
SHAREHOLDER SERVICES........................................
NET ASSET VALUE.............................................
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................
PORTFOLIO TRANSACTIONS......................................
GENERAL INFORMATION.........................................
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS.....
APPENDIX A:  Certain Investment Practices...................A-1
APPENDIX B:  Additional Information About Japan.............B-1
APPENDIX C:  Additional Information About the
             United Kingdom.................................C-1

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

                    DESCRIPTION OF THE FUNDS
_________________________________________________________________

         Alliance Institutional Funds, Inc. (the "Company") is an open-end management investment company whose shares are offered in separate series referred to herein as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value of the applicable class of shares of that Fund. (See "Purchase and Sale of Shares" in the Prospectus.) The Company is empowered to establish, without shareholder approval, additional Funds which may have different investment objectives.

         The Company currently has six portfolios: Alliance Technology Institutional Fund and Alliance International Premier Growth Institutional Fund (the "Funds"), which are described in this Statement of Additional Information, and Alliance Special Equity Institutional Fund, Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund, which are each described in a separate Statement of Additional Information, copies of which can be obtained by contacting Alliance Global Investor Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information. All of the Funds have commenced operations except the Alliance Technology Institutional Fund.

         Investments will be made based upon their potential for capital appreciation. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value, and there is, of course, no assurance that a Fund's investment objective will be met.

         The following investment policies and restrictions supplement those set forth in the Prospectus. Except as otherwise noted, the Funds' investment policies described below are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended, (the "1940 Act") and may be changed by the Board of Directors of the Company (the "Board of Directors" or the "Directors") without shareholder approval. However, the Funds will not change their investment policies without contemporaneous written notice to shareholders.

TECHNOLOGY INSTITUTIONAL FUND

         GENERAL. The investment objective of the Fund is to emphasize growth of capital, and investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. However, subject to the limitations referred to under "Options" below, the Fund may seek to earn income through the writing of listed call options. In seeking to achieve its objective, the Fund will invest primarily in securities of companies which are expected to benefit from technological advances and improvements (i.e., companies which use technology extensively in the development of new or improved products or processes). The Fund will have at least 80% of its assets invested in the securities of such companies except when the Fund assumes a temporary defensive position. There obviously can be no assurance that the Fund's investment objective will be achieved, and the nature of the Fund's investment objective and policies may involve a somewhat greater degree of risk than would be present in a more conservative investment approach.

How the Fund Pursues Its Objective

         The Fund expects under normal circumstances to have substantially all of its assets invested in equity securities (common stocks or securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks). When business or financial conditions warrant, the Fund may take a defensive position and invest without limit in investment grade debt securities or preferred stocks or hold its assets in cash. The Fund at times may also invest in debt securities and preferred stocks offering an opportunity for price appreciation (e.g., convertible debt securities).

         Critical factors which will be considered in the selection of securities will include the economic and political outlook, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and management capability and practices. Generally speaking, disposal of a security will be based upon factors such as (i) actual or potential deterioration of the issuer's earning power which the Fund believes may adversely affect the price of its securities, (ii) increases in the price level of the security or of securities generally which the Fund believes are not fully warranted by the issuer's earning power, and (iii) changes in the relative opportunities offered by various securities.

         Companies in which the Fund will invest include those whose processes, products or services are anticipated by Alliance Capital Management L.P., the Fund's investment adviser ("Alliance" or the "Adviser"), to be significantly benefited by the utilization or commercial application of scientific discoveries or developments in such fields as, for example, aerospace, aerodynamics, astrophysics, biochemistry, chemistry, communications, computers, conservation, electricity, electronics (including radio, television and other media), energy (including development, production and service activities), geology, health care, mechanical engineering, medicine, metallurgy, nuclear physics, oceanography and plant physiology.

         The Fund will endeavor to invest in companies where the expected benefits to be derived from the utilization of technology will significantly enhance the prospects of the company as a whole (including, in the case of a conglomerate, affiliated companies). The Fund's investment objective permits the Fund to seek securities having potential for capital appreciation in a variety of industries.

         Certain of the companies in which the Fund invests may allocate greater than usual amounts to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Fund invests could be adversely affected by lack of commercial acceptance of a new product or products or by technological change and obsolescence.

Additional Investment Policies and Practices

         Options. In seeking to attain its investment goal of capital appreciation, the Fund may supplement customary investment practices by writing and purchasing call options listed on one or more national securities exchanges and purchasing listed put options, including put options on market indices. Upon payment of a premium, a put option gives the buyer of such option the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date, at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price, usually the market price at the time the contract is negotiated.

         The writing of call options will involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally the opportunity for profit from the writing of options is higher, and consequently the risks are greater, when the stocks involved are lower priced or volatile, or both.

While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. The actual return earned by the Fund from writing a call option depends on factors such as the amount of the transaction costs and whether or not the option is exercised. Option premiums vary widely depending primarily on supply and demand.

         Writing and purchasing options are highly specialized activities and entail greater than ordinary investment risks. If an option purchased by the Fund is not sold and is permitted to expire without being exercised, its premium would be lost by the Fund. When calls written by the Fund are exercised, the Fund will be obligated to sell stocks below the current market price.

         The Fund will not write a call unless the Fund at all times during the option period owns either (a) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities, or (b) an offsetting call option on the same securities. It is the Fund's policy not to write a call option if the premium to be received by the Fund in connection with such option would not produce an annualized return of at least 15% of the then current market value of the securities subject to option (without giving effect to commissions, stock transfer taxes and other expenses of the Fund which are deducted from premium receipts). The actual return earned by the Fund from writing a call depends on factors such as the amount of the transaction costs and whether or not the option is exercised. Calls written by the Fund will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Sanford C. Bernstein & Co., LLC, an affiliate of the Adviser.
The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

         In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased over the strike price by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase over the strike price during the period by more than the amount of the premium and commissions payable on exercise. By purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the security declined below the strike price by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease below the strike price during that period by more than the amount of the premium and commissions payable on exercise.
If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

         If the Fund desires to sell a particular security from its portfolio on which it has written an option, the Fund seeks to effect a "closing purchase transaction" prior to, or concurrently with, the sale of the security. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option of the same series as the option previously written. (Such a purchase does not result in the ownership of an option.) The Fund may enter into a closing purchase transaction to realize a profit on a previously written option or to enable the Fund to write another option on the underlying security with either a different exercise price or expiration date or both. The Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. The Fund may not, however, effect a closing purchase transaction with respect to an option after it has been notified of the exercise of such option.

         The Fund may dispose of an option which it has purchased by entering into a "closing sale transaction" with the writer of the option. A closing sale transaction terminates the obligation of the writer of the option and does not result in the ownership of an option. The Fund realizes a profit or loss from a closing sale transaction if the premium received from the transaction is more than or less than the cost of the option.

         The Fund will not write a call option if, as a result, the aggregate of the Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Fund's total assets. The Fund will not sell any call option if such sale would result in more than 10% of the Fund's assets being committed to call options written by the Fund which, at the time of sale by the Fund, have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Fund will at no time exceed 10% of the Fund's total assets.

         The Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

         Options on Market Indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

         Through the purchase of listed index options, the Fund could achieve many of the same objectives as through the use of options on individual securities. Price movements in the Fund's portfolio securities probably will not correlate perfectly with movements in the level of the index and, therefore, the Fund would bear a risk of loss on index options purchased by it if favorable price movements of the hedged portfolio securities do not equal or exceed losses on the options or if adverse price movements of the hedged portfolio securities are greater than gains realized from the options.

         Warrants. The Fund may invest up to 10% of its total assets in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Foreign Securities. Investing in securities of non-United States companies which are generally denominated in foreign currencies involves certain considerations comprising both risk and opportunity not typically associated with investing in United States companies. These considerations include changes in exchange rates and exchange control regulation, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges and brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Additional risks may be incurred in investing in particular countries. The Fund will not purchase a foreign security if such purchase at the time thereof would cause 10% or more of the value of the Fund's total assets to be invested in foreign securities.

         Restricted Securities. The Fund may invest in restricted securities and in other assets having no ready market if such purchases at the time thereof would not cause more than 10% of the value of the Fund's net assets to be invested in all such restricted or not readily marketable assets. This limitation does not apply to liquid restricted securities, such as those eligible for resale under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act or pursuant to Rules 144 or 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be valued in such manner as the Board of Directors of the Fund, in good faith, deems appropriate to reflect their fair market value.

         Lending of Portfolio Securities. The Fund may seek to increase income by lending portfolio securities. Under present regulatory policies, such loans are required to be secured continuously by collateral consisting of liquid assets maintained in an amount at least equal to the market value of the securities loaned. The Fund has the right to call such a loan and obtain the securities loaned or equivalent securities at any time on five days' notice. During the existence of a loan, the Fund will receive the income earned on investment of the collateral. The aggregate value of the securities loaned by the Fund may not exceed 30% of the value of the Fund's total assets.

         Portfolio Turnover. The investment activities described above are likely to result in the Fund engaging in a considerable amount of trading of securities held for less than one year. Accordingly, it can be expected that the Fund will have a higher turnover rate than might be expected from investment companies which invest substantially all of their funds on a long-term basis. Correspondingly heavier brokerage commission expenses can be expected to be borne by the Fund. Management anticipates that the Fund's annual rate of portfolio turnover will not be in excess of 100% in future years. A 100% annual turnover rate would occur, for example, if all the stocks in the Fund's portfolio were replaced once in a period of one year.

         Within this basic framework, the policy of the Fund is to invest in any company and industry and in any type of security which are believed to offer possibilities for capital appreciation. Investments may be made in well-known and established companies as well as in new and unseasoned companies. Since securities fluctuate in value due to general economic conditions, corporate earnings and many other factors, the shares of the Fund will increase or decrease in value accordingly, and there can be no assurance that the Fund will achieve its investment goal or be successful.

Fundamental Investment Policies

         The following restrictions may not be changed without approval of a majority of the outstanding voting securities of the Fund, which means the vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares, whichever is less.

         To maintain portfolio diversification and reduce investment risk, as a matter of fundamental policy, the Fund may not:

        (i) with respect to 75% of its total assets, have such assets represented by other than: (a) cash and cash items,
(b) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer;

        (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 25% of the value of the Fund's total assets, or
(b) the Fund owns more than 25% of the outstanding securities of any one class of securities of such issuer;

       (iii)  concentrate its investments in any one industry;

        (iv) invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause 10% or more of the total assets of the Fund to be invested in the securities of such issuer or issuers;

         (v) make short sales of securities or maintain a short position or write put options;

        (vi) mortgage, pledge or hypothecate or otherwise encumber its assets, except as may be necessary in connection with permissible borrowings mentioned in investment restriction
(xiv) listed below;

       (vii) purchase the securities of any other investment company or investment trust, except when such purchase is part of a merger, consolidation or acquisition of assets;

      (viii) purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate) commodities or commodity contracts;

        (ix) purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;

         (x) participate on a joint or joint and several basis in any securities trading account;

        (xi) invest in companies for the purpose of exercising control;

       (xii) purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

      (xiii) make loans to other persons, except that the Fund may lend portfolio securities in accordance with applicable law.
The acquisition of investment securities or other investment instruments shall not be deemed the making of a loan;

       (xiv) issue senior securities (except to the extent that securities lending may be considered senior securities) or borrow money except for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made;

        (xv) act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act (the Fund will not invest more than 10% of its net assets in aggregate in restricted securities and not readily marketable securities);

       (xvi) purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund, and those employees of the Adviser, who each owns beneficially more than one-half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or

       (xvii) borrow money or issue senior securities except for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made.

         Whenever any investment policy or restriction states a minimum or maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation of this percentage limitation. In the event that the aggregate of restricted and not readily marketable securities exceeds 10% of the Fund's net assets, the management of the Fund will consider whether action should be taken to reduce the percentage of such securities.

         In connection with the qualification or registration of the Fund's shares for sale under the securities laws of certain states, the Fund has agreed, in addition to the foregoing investment restrictions, that it will not invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause more than 5% of the value of the Fund's total assets to be invested in the securities of such issuer or issuers. The Fund may not purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts, or readily marketable securities of companies which invest in real estate), commodities or commodity contracts. In addition, the Fund may not invest in mineral leases.

INTERNATIONAL PREMIER GROWTH INSTITUTIONAL FUND

         GENERAL. Alliance International Premier Growth Institutional Fund seeks long-term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected non-U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

         For additional information on the use, risks and costs of options, futures contracts, stock index futures, options on futures contracts and options on foreign currencies, see
Appendix A.

         The Fund may invest up to 35% of its assets in each of Japan and the United Kingdom. For additional information concerning Japan and the United Kingdom, see Appendices B and C, respectively.

         Short Sales. A short sale is effected by selling a security that the Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Pursuant to the Taxpayer Relief Act of 1997, if the Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and thus will recognize gain for tax purposes. The Fund has adopted a non-fundamental investment policy that it will not make a short sale if as a result more than 5% of its net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain.

         Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described above.

         Certain Fundamental Investment Policies. The following restrictions, which supplement those set forth in the Prospectus, may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, which means the affirmative vote of the holders of (i) 67% or more or the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares, whichever is less. Whenever any investment restriction states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increases or decreases in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation.

         The Fund may not:

         (i) invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry, except that this restriction does not apply to U.S. Government securities;

         (ii) issue senior securities (except to the extent that securities lending may be considered senior securities) or borrow money except for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made;

         (iii) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

         (iv) make loans to other persons, except that the Fund may lend portfolio securities in accordance with applicable law.
The acquisition of investment securities or other investment instruments shall not be deemed the making of a loan;

         (v) participate on a joint or joint and several basis in any securities trading account;

         (vi) invest in companies for the purpose of exercising control;

         (vii) make short sales of securities or maintain a short position, unless not more than 25% of the Fund's net assets
(taken at market value) is held as collateral for such sales at any one time;* or

         (viii) (a) purchase or sell real estate except that it may purchase and sell securities of companies that deal in real estate or interests therein; (b) purchase or sell commodities or commodity contracts including futures contracts (except foreign currencies, foreign currency options and futures, options and futures on securities and securities indices and forward
____________________

* The Fund has adopted a non-fundamental investment policy that it will not make a short sale of securities if as a result more than 5% of its net assets would be held as collateral for short sales.

contracts or contracts for the future acquisition or delivery of securities and foreign currencies and related options on futures contracts and similar contracts); (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; and (d) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

_________________________________________________________________

                     MANAGEMENT OF THE FUNDS
_________________________________________________________________

Adviser

         The Funds' investment adviser, Alliance Capital Management L.P. , 1345 Avenue of the Americas, New York, New York 10105, is a leading international investment adviser managing client accounts with assets as of December 31, 2000 totaling more than $454 billion (of which more than $175 billion represented the assets of investment companies). As of December 31, 2000, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nations' FORTUNE 100 companies), for public employee retirement funds in 41 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies managed by the Adviser, comprising 135 separate investment portfolios, currently have approximately 6.5 million shareholder accounts.

         Alliance Capital Management Corporation ("ACMC") is the general partner of Alliance and an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange ("NYSE"). As of October 2, 2000, AXA Financial and certain of its subsidiaries were the beneficial owners of approximately 52% of the outstanding Alliance units. Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30% of the outstanding Alliance units.** Equity
____________________

**        Until October 29, 1999, Alliance Holding served as the
       investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the reorganization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser and ownership of Alliance Fund Distributors, Inc. and Alliance
                             (footnote continued)
interests in Alliance Holding are traded on the NYSE in the form of units. Approximately 98% of such units are owned by the public and management or employees of Alliance and approximately 2% are owned by AXA Financial. As of June 30, 2000, AXA, a French insurance holding company, owned approximately 60% of the issued and outstanding shares of common stock of AXA Financial.


         Under the Advisory Agreement between the Company and the Adviser (the "Advisory Agreement"), the Adviser furnishes advice and recommendations with respect to each Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees may be employees of the Adviser or its affiliates.

         The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Funds, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Funds shares (other than the portion of the promotional expenses borne by each Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Company prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).

         The Funds have, under the Advisory Agreement, assumed the obligation for payment of all of their other expenses. As to the obtaining of services other than those specifically provided to each Fund by the Adviser, each Fund may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. Each Fund may employ its own personnel or contract for services to be performed by third parties. In such event, the services will be provided to each Fund at cost and the payments specifically approved by the Board of Directors. The International Premier Growth Institutional Fund paid the Adviser a total of $0 in respect of such services during the fiscal period ended October 31, 2000.

         For the services rendered by the Adviser under the Advisory Agreement, the International Premier Growth Institutional Fund pays the Adviser at an annualized rate of 1.00% of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly. For the fiscal period of
____________________

(footnote continued)
       Global Investor Services,Inc. the Fund's principal underwriter and transfer agent, respectively, also was transferred to the Adviser.

the International Premier Growth Institutional Fund ended October 31, 2000, the Adviser received from the Fund $628 in advisory fees. The Adviser has agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis .90% and 1.20% of average net assets, respectively, for Class I and Class II shares. For the fiscal period ended in 2000, such waiver amounted to $23,626.


         The Advisory Agreement became effective as to the Funds on July 20, 2000, having been approved by the unanimous vote, cast in person, of the Directors (including the Directors who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party) at a meeting called for that purpose held on that date, and by the Company's initial shareholder of each Fund on November 3, 1997.

         The Advisory Agreement will continue in effect only so long as its continuance is specifically approved annually by a vote of a majority of each Fund's outstanding voting securities or by the Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined by the 1940 Act.

         The Advisory Agreement is terminable without penalty by a vote of a majority of each Fund's outstanding voting securities or by a vote of a majority of the Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

         Certain other clients of the Adviser may have investment objectives and policies similar to those of the Funds. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by other of its clients simultaneously with the Funds. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, AllianceBernstein Disciplined Value Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance Health Care Fund, Inc., Alliance High Yield Fund, Inc., Alliance Growth and Income Fund, Inc., Alliance Institutional Reserves, Inc., Alliance International Fund, Alliance International Premier Growth Fund, Inc., Alliance Money Market Fund, Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., Alliance Select Investor Series, Inc., Alliance Technology Fund, Inc., AllianceBernstein Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios, EQ Advisors Trust and Sanford C. Bernstein Fund, Inc., all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Directors and Officers

         The Directors and principal officers of the Company, their ages and their principal occupations during the past five years are set forth below. Each of the Directors and officers are trustees, directors and officers of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each of the following is 1345 Avenue of the Americas, New York, New York 10105.

Directors

         JOHN D. CARIFA,***  55, Chairman of the Board of
Directors, is the President, Chief Operating Officer and a
____________________

***    An "interested person" of the Fund as defined in the 1940
       Act.

Director of Alliance Capital Management Corporation ("ACMC"), with which he has been associated since prior to 1996.

         RUTH BLOCK, 70, was formerly Executive Vice President and Chief Insurance Officer of The Equitable Life Assurance Society of the United States; Chairman and Chief Executive Officer of Evlico; a Director of Avon, Tandem Financial Group and Donaldson, Lufkin & Jenrette Securities Corporation. She is currently a Director of Ecolab Incorporated (specialty chemicals) and BP Amoco Corporation (oil and gas). Her address is P.O. Box 4623, Stamford, Connecticut, 06903.

         DAVID H. DIEVLER, 71, is currently an independent consultant. Until December 1994 he was Senior Vice President of ACMC responsible for mutual fund administration. Prior to joining ACMC in 1984 he was Chief Financial Officer of Eberstadt Asset Management since 1968. Prior to that he was a Senior Manager at Price Waterhouse & Co. Member of American Institute of Certified Public Accountants since 1953. His address is P.O. Box 167, Spring Lake, New Jersey, 07762.

         JOHN H. DOBKIN, 58, is a consultant. Formerly he was Senior Adviser (June 1999-June 2000) and President (December 1989-May 1999) of Historic Hudson Valley (historic preservation). Previously, he was Director of the National Academy of Design. During 1988-92, he was a Director and Chairman of the Audit Committee of ACMC. His address is P.O. Box 12, Annandale, New York 12504.

         WILLIAM H. FOULK, JR., 68, is an Investment Advisor and independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser with which he had been associated since prior to 1996. He was formerly Deputy Comptroller of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. His address is Suite 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.

         CLIFFORD L. MICHEL, 61, is a member of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1996. He is President and Chief Executive Officer of Wenonah Development Company (investments) and a Director of Placer Dome, Inc. (mining). His address is St. Bernard's Road, Gladstone, New Jersey 07934.

         DONALD J. ROBINSON, 66, is a member of the law firm of Orrick, Herrington & Sutcliff LLP since prior to 1996. He was formerly a senior partner and a member of the Executive Committee of that firm. He was also a member of the Municipal Securities Rulemaking Board and a Trustee of the Museum of the City of New

York.  His address is 98 Hell's Peak Road, Weston, Vermont
05161.

Officers

         JOHN D. CARIFA, Chairman and President, see biography under "Directors" above.

         ALFRED HARRISON, Executive Vice President, 63, is Vice
Chairman of the Board of ACMC, with which he has been associated since prior to 1996.

         ALDEN M. STEWART, Executive Vice President, 55, is an
Executive Vice President of ACMC, with which he has been associated since prior to 1996.

         JANE MACK GOULD, Executive Vice President, 62, is a
Senior Vice President of ACMC, with which she has been associated since prior to 1996.

         KATHLEEN A. CORBET, Senior Vice President, 40, is an
Executive Vice President of ACMC, with which she has been associated since prior to 1996.

         DANIEL G. PINE, Senior Vice President, 49, has been associated with the Adviser since prior to 1996.

         THOMAS BARDONG, Vice President, 55, is a Senior Vice
President of ACMC, with which he has been associated since prior to 1996.

         MARK J. CUNNEEN, Vice President, 40, is a Senior Vice President of ACMC, with which he has been associated since 1999. Prior thereto, he was head of INVESCO's New York Small Cap Equity Group and was responsible for overall portfolio management and the research of small cap technology industries. Previously, he was a small cap portfolio manager and analyst of Chancellor Capital Management since prior to 1996.

         DAVID KRUTH, Vice President, 36, is a Vice President of
ACMC, with which he has been associated since 1997. Prior thereto he was a Senior Vice President of the Yarmouth Group since prior to 1996.

         DANIEL NORDBY, Vice President, 56, is a Senior Vice
President of ACMC, with which he has been associated since prior to 1996.

         MARK D. GERSTEN, Treasurer and Chief Financial Officer,
50, is a Senior Vice President of Alliance Global Investor

Services, Inc. ("AGIS") with which he has been associated since prior to 1996.

         VINCENT S. NOTO, Controller, 36, is a Vice President of
AGIS, with which he has been associated since prior to 1996.

         EDMUND P. BERGAN, JR., Secretary, 50, is a Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
("AFD") and AGIS, with which he has been associated since prior to 1996.

         ANDREW L. GANGOLF, Assistant Secretary, 46, is a Senior
Vice President and Assistant General Counsel of AFD, with which he has been associated since prior to 1996.

         DOMENICK PUGLIESE, Assistant Secretary, 39, is a Senior
Vice President and Assistant General Counsel of AFD, with which he has been associated since prior to 1996.

         The aggregate compensation paid by the Company to each of the Directors during its fiscal period ended October 31, 2000, the aggregate compensation paid to each of the Directors during calendar year 2000 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Company nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                             Total Number  Total Number
                                             of Investment of Investment
                                             Companies in  Portfolios
                                             the Alliance  within the
                              Total          Complex,      Alliance Fund
                              Compensation   Including the Complex,
                              from the       Company, as   including the
                 Aggregate    Alliance Fund  to which the  Funds, as to
                 Compensation Complex,       Director is a which the
                 from the     Including the  Director or   Director is a
Name of Director Company      Company        Trustee       Director or Trustee
---------------- ------------ -------------  ------------- -------------------

John D. Carifa        $ -0-     $  -0-           45             103
Ruth Block            $960      $155,738         34              80
David H. Dievler      $987      $223,025         40              86
John H. Dobkin        $987      $187,175         37              83
William H. Foulk, Jr. $986      $220,738         41              99
Clifford L. Michel    $941      $171,138         35              83
Donald J. Robinson    $986      $160,777         37              93

         As of April 6, 2001, the Directors and officers of the Company as a group owned less than 1% of the Class I and Class II shares of the Funds.

_________________________________________________________________

                      EXPENSES OF THE FUND
_________________________________________________________________

Distribution Services Agreement

         The Company has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Funds' principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's Class I and Class II shares and to permit the Funds to pay distribution services fees to defray expenses associated with the distribution of its Class II shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

         The International Premier Growth Institutional Fund's Class II shares had not commenced operations during the fiscal period ended October 31, 2000. As a result, the Fund paid no distribution services fees for expenditures under the Agreement or the Rule 12b-1 Plan with respect to Class II shares during that period.

         Distribution services fees are accrued daily and paid monthly and are charged as expenses of each Fund as accrued. Under the Agreement, the Treasurer of each Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Company, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office.

         The Agreement became effective as to the Funds on July 20, 2000. The Agreement will continue in effect so long as its continuance is specifically approved annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Funds) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.

         In approving the Rule 12b-1 Plan, the Directors of the Funds determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Funds and their Class II shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may, in turn, pay part or all of such compensation to brokers or other persons for their distribution assistance.

         In the event that the Rule 12b-1 Plan is terminated or not continued with respect to the Class II shares (i) no distribution services fee (other than current amounts accrued but not yet paid) would be owed by the Funds to the Principal Underwriter with respect to that class, and (ii) the Funds would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class.

Transfer Agency Agreement

         Alliance Global Investor Services, Inc., an indirect wholly-owned subsidiary of the Adviser located at 500 Plaza Drive, Secaucus, New Jersey 07094 ("AGIS"), acts as the Funds' registrar, transfer agent and dividend-disbursing agent. AGIS receives a transfer agency fee per account holder of each of the Class I and Class II shares of each Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class II shares is higher than the transfer agency fee with respect to the Class I shares. For the fiscal year ended October 31, 2000, the International Premier Growth Institutional Fund paid Alliance Global Investor Services, Inc. $2,123 pursuant to the Transfer Agency Agreement.

Code of Ethics

         The Company, the Adviser and the Principal Underwriter have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

_________________________________________________________________

                       PURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares--
How To Buy Shares."

General

         Class I shares of a Fund may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter,
(ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans"), that have at least $10 million in assets, (iii) by "qualified State tuition programs" (within the meaning of section 529 of the Internal Revenue Code of 1986, as amended) approved by AFD (for the Alliance International Premier Growth Institutional Fund
only), (iv) by investment advisory clients of the Adviser or its affiliates, (v) by (a) officers and present or former Directors of the Company, (b) present or former directors and trustees of other investment companies managed by the Adviser, (c) present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Global Investor Services, Inc. and their affiliates, (d) officers and directors of ACMC, the Principal

Underwriter, Alliance Global Investor Services, Inc. and their affiliates, (e) (1) the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any person listed in (a) through (d), (2) any trust, individual retirement account or retirement plan account for the benefit of any person listed in (a) through (d) or a relative of such person, or (3) the estate of any person listed in (a) through (d) or a relative of such person, if such shares are purchased for investment purposes (such shares may not be resold except to the Funds), (vi) by
(a) the Adviser, the Principal Underwriter, Alliance Global Investor Services, Inc. and their affiliates or (b) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Global Investor Services, Inc. and their affiliates, and (vii) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

         Class II shares of a Fund may be purchased and held solely (i) by investors participating in wrap fee or other similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements established by the Principal Underwriter, and (ii) Employee Plans that have at least $10 million in assets.

         The shares of the Funds are offered on a continuous basis at a price equal to their net asset value. The minimum initial investment in the Company is $2,000,000, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap fee" programs will satisfy the minimum initial investment requirement if the fee-based or "wrap fee" program, as a whole, invests at least $2,000,000 in one or more of the Funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

         Investors may purchase shares of a Fund through their financial representatives. A transaction, service, administrative or other similar fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by a Fund as described in the Prospectus and this Statement of Additional Information, including requirements as to the minimum initial and subsequent investment amounts.

         The Funds may refuse any order for the purchase of shares. The Funds reserve the right to suspend the sale of their shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of a Fund is their net asset value. On each Company business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any day on which the Exchange is open for trading.

         The Funds will accept unconditional orders for their shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for the purchase of shares placed through financial representatives, the applicable public offering price will be the net asset value as so determined, but only if the financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The financial representative is responsible for transmitting such orders by 5:00 p.m. Eastern time. If the financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the financial representative.
If the financial representative receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing

House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Company business day, the order to purchase shares is automatically placed the following Company business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a subscriber's account in the amount purchased by the subscriber. As a convenience to the subscriber, and to avoid unnecessary expense to the Funds, stock certificates representing shares of a Fund are not issued except upon written request to that Fund by the shareholder or the subscriber's financial representative. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of a Fund.

         In addition to the discount or commission paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents, in connection with the sale of shares of the Funds. Such additional amounts may be utilized, in whole or in part to provide additional compensation to registered representatives who sell shares of the Funds. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent to locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

         Class I and Class II shares each represent an interest in the same portfolio of investments of a Fund, have the same rights and are identical in all respects, except that
(i) Class II has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fees are paid and other matters for which separate class voting is appropriate under applicable law, provided that, if a Fund submits to a vote of the Class II shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class II shares, then such amendment will also be submitted to the Class I shareholders and the Class II and Class I shareholders will vote separately thereon by class and
(ii) Class I shares are subject to a conversion feature.

         The Directors have determined that currently no conflict of interest exists between Class I and Class II shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Conversion of Class I Shares to Class II Shares

         Class I shares may be held solely through the fee-based program accounts, employee benefit plans, qualified State tuition programs (for the Alliance International Premier Growth Institutional Fund only) and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--General," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Funds. If (i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Statement of Additional Information (each a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of that Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Funds will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class II shares currently bear a .30% distribution services fee. Class I shares do not have any distribution services fee. As a result, Class II shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Class I shares.

         The conversion of Class I shares to Class II shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class I shares to Class II shares does not constitute a taxable event under federal income tax law. The conversion of Class I shares to Class II shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Class I shareholder would be required to redeem his Class I shares, which would constitute a taxable event under federal income tax law.

_________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -How to Sell Shares." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of a Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Redemption

         Subject to the limitations described below, the Company's Articles of Incorporation require that the Company redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. There is no redemption charge. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact the shareholder's financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price normally will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of a Fund's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of a Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Company containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of a Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Company with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Company for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Company. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer once in any 30-day period (except for certain omnibus accounts), of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Global Investor Services, Inc. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Company business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption by Check. Except for certain omnibus accounts or as noted below, each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Company business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or
(iv) held in any retirement plan account. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Global Investor Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Global Investor Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Global Investor Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Company reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Company nor the Adviser, the Principal Underwriter or Alliance Global Investor Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Company may repurchase shares through the Principal Underwriter or selected financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected financial representatives before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the financial representative. A shareholder may offer shares of a Fund to the

Principal Underwriter either directly or through the shareholder's financial representative. Neither the Company nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares. Normally, if shares of a Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial representative, who may charge the shareholder for this service. The repurchase of shares of a Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Company reserves the right to close out an account that has remained below $200 for at least 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of shares of a Fund recently purchased by check, redemption proceeds will not be made available until the Company is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

_________________________________________________________________

                      SHAREHOLDER SERVICES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -Shareholder Services." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of a Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Exchange Privilege

         You may exchange your investment in a Fund for shares of the same class of any other Fund and for Class A shares of any other Alliance Mutual Fund (as defined below). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Global Investor Services, Inc. by
4:00 p.m. Eastern time on a Company business day in order to be effected at that day's net asset value.

         Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -Quality Bond Portfolio
  -U.S. Government Portfolio
AllianceBernstein Disciplined Value Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Health Care Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance International Fund
Alliance International Premier Growth Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
AllianceBernstein Real Estate Investment Fund, Inc.
Alliance Select Investor Series, Inc.
  -Biotechnology Portfolio
  -Premier Portfolio
  -Small Cap Growth Portfolio
  -Technology Portfolio
Alliance Technology Fund, Inc.
AllianceBernstein Utility Income Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Fund, Inc.
The Alliance Portfolios

  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
Sanford C. Bernstein Fund, Inc.
  -Bernstein Government Short Duration Portfolio
  -Bernstein Short Duration Plus Portfolio
  -Bernstein Intermediate Duration Portfolio
  -Bernstein Short Duration New York Municipal Portfolio
  -Bernstein Short Duration California Municipal Portfolio
  -Bernstein Short Duration Diversified Municipal Portfolio
  -Bernstein New York Municipal Portfolio
  -Bernstein California Municipal Portfolio
  -Bernstein Diversified Municipal Portfolio
  -Bernstein Tax-Managed International Value Portfolio
  -Bernstein International Value II Portfolio
  -Bernstein Emerging Markets Value Portfolio

         Please read carefully the portions of the prospectus of a Fund or Alliance Mutual Fund, as applicable, into which you wish to exchange before submitting the request. Call Alliance Global Investor Services, Inc. at (800) 221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus or the prospectus for the Fund or Alliance Mutual Fund whose shares are being acquired, as applicable. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund or the Alliance Mutual Fund, as applicable, whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in that fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of Funds or Alliance Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

         Each Fund shareholder, and the shareholder's financial representative, are authorized to make telephone requests for exchanges unless Alliance Global Investor Services, Inc., receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Global Investor Services, Inc. with their account number and other details of the exchange at
(800) 221-5672 before 4:00 p.m., Eastern time, on a Company business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Company business day will be processed as of the close of business on that day.
During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Global Investor Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Global Investor Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         None of the Company, the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Global Investor Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Funds may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Company has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Global Investor Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Global Investor Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey 07096-1520

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Global Investor Services, Inc. as compensation for its services to the retirement plan accounts maintained with a Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Global Investor Services, Inc.

Statements and Reports

         Each shareholder of a Fund receives semi-annual and annual reports which include a listing of the Fund's investments, financial statements and, in the case of the annual report, the report of the Company's independent auditors, Ernst & Young LLP, as well as a confirmation of each purchase and redemption of shares by the shareholder. By contacting his or her broker or Alliance Global Investor Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

_________________________________________________________________

                         NET ASSET VALUE
_________________________________________________________________

         A Fund's per share net asset value is computed in accordance with the Company's Articles of Incorporation and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Company, on each Company business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. A Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any weekday on which the Exchange is open for trading.

         In accordance with applicable rules under the 1940 Act, portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Directors. The Board of Directors has delegated to the Adviser certain of the Board's duties with respect to the following procedures. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicted below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other United States national securities exchanges or traded on The Nasdaq Stock Market, Inc. are valued in like manner. Portfolio securities traded on the Exchange and on one or more foreign or other national securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more foreign or other national securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

         Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market, and securities listed on a U.S. national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices as reported by Nasdaq or, in the case of securities not quoted by Nasdaq, the National Quotation Bureau or another comparable sources.

         Listed put or call options purchased by a Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

         Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for that day of valuations, the last available closing settlement price will be used.

         U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Directors determines that this method does not represent fair value).

         Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

         All other assets of a Fund are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors.

         Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. A Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in a Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

         The Board of Directors may suspend the determination of a Fund's net asset value (and the offering and sale of shares) subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

         For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

         The assets belonging to the Class I and Class II shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by each Fund in accordance with Rule 18f-3 under the 1940 Act.

_________________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_________________________________________________________________

United States Federal Income Taxation of Dividends and
Distributions

General

         Each Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves the Funds of federal income tax liability on the part of its net ordinary income and net realized capital gains which it timely distributes to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify to be taxed as a "regulated investment company."

         The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Funds and assumes that the Funds qualify to be taxed as a regulated investment company. An investor should consult the investor's own tax counsel with respect to the specific tax consequences of being a shareholder of a Fund, including the effect and applicability of federal, state and local tax laws to the investor's particular situation and the possible effects of changes therein.

         It is the present policy of the Funds to distribute to shareholders all net investment income annually and to distribute net realized capital gains, if any, annually. The amount of any such distributions necessarily depends upon the realization by the Funds of income and capital gains from investments.

         The Funds intend to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. A Fund will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year an amount equal to the sum of (i) 98% of its ordinary taxable income for the calendar year, (ii) 98% of its capital gain net income and foreign currency gains for the twelve months ended October 31 of such year and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by a

Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be taxable to these shareholders for the year declared, and not for the subsequent calendar year in which the shareholders actually receive the dividend.

         Dividends of each Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Dividends paid by a Fund and received by a corporate shareholder are eligible for the dividends received deduction to the extent that the Fund's income is derived from certain dividends received from domestic corporations, provided the corporate shareholder holds shares in the Fund for at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder becomes entitled to receive the dividend. In determining the holding period of shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. In addition, the dividends received deduction will be disallowed to the extent the investment in shares of a Fund is financed with indebtedness.

         Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in a Fund. Any dividend or distribution received by a shareholder on shares of a Fund will have the effect of reducing the net asset value of such shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to the shareholder as described above.

         Dividends are taxable in the manner discussed regardless of whether they are paid to a shareholder in cash or are reinvested in additional shares of a Fund.

         If a shareholder has held shares in a Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

         Any loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a replacement if made within that period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

         A dividend or capital gains distribution with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

         Foreign Taxes. Income received by a Fund may also be subject to foreign income taxes, including withholding taxes. It is not possible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries is not known. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such pass through of taxes by a Fund. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by a Fund. A shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by that Fund will pass through for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each such country and (ii) the portion of dividends that represents income derived from sources within each such country.

         A Fund may be required to withhold federal income tax at the rate of 31% from all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

United States Federal Income Taxation of the Fund

         The following discussion relates to certain significant United States federal income tax consequences to a Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

         Currency Fluctuations-"Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency, which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends a Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividend distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares. If such distributions exceed such shareholder's basis, such excess will be treated as a gain from the sale of shares.

         Options, Futures and Forward Contracts. Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts other than forward foreign currency contracts will be considered 60% long-term and 40% short-term capital gain or loss. Gain or loss realized by a Fund on forward foreign currency contracts generally will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of a Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. A Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

         The Treasury Department has the authority to issue regulations that would permit or require a Fund either to integrate a foreign currency hedging transaction with the investment that is hedged and treat the two as a single transaction, or otherwise to treat the hedging transaction in a manner that is consistent with the hedged investment. The regulations issued under this authority generally should not apply to the type of hedging transactions in which the Funds intend to engage.

         With respect to equity options or options traded over-the-counter or on certain foreign exchanges, gain or loss realized by a Fund upon the lapse or sale of such options held by a Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

         Gain or loss realized by a Fund on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of a Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by a Fund upon termination of an option written by a Fund) from the amount received, if any, for or with respect to the option (including any amount received by a Fund upon termination of an option held by a Fund). In general, if a Fund exercises such an option on a foreign currency, or such an option that a Fund has written is exercised, gain or loss on the option will be recognized in the same manner as if the Fund had sold the option (or paid another person to assume the Fund's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over- the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

         Tax Straddles. Any option, futures contract, forward foreign currency contract, currency swap, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (ii) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. The Treasury Department is authorized to issue regulations providing for the proper treatment of a mixed straddle where at least one position is ordinary and at least one position is capital. No such regulations have yet been issued. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of section 1256 contracts.

Other Taxation

         The Funds may be subject to other state and local taxes than those discussed above. Also, distributions by the Fund may be subject to additional state, local and foreign taxes depending on each shareholder's particular circumstances.

Taxation of Foreign Stockholders

         The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of investing in the Funds.

_________________________________________________________________

                     PORTFOLIO TRANSACTIONS
_________________________________________________________________

         Subject to the general supervision of the Board of Directors, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Funds. The Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if a Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

         Neither the Company nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Funds, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Funds. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Funds effect securities transactions are used by the Adviser in carrying out its investment responsibilities with respect to all its client accounts.

         The Funds may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Funds may also purchase listed securities through the third market, i.e., from a dealer which is not a member of the exchange on which a security is listed.
Where transactions are executed in the over-the-counter market or third market, the Funds will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Funds will attempt to negotiate best execution.

         The extent to which commissions that will be charged by broker-dealers selected by the Funds may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Funds place portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Funds; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Funds. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Funds may consider sales of shares of the Funds or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         The Funds may from time to time place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC ("SCB & Co."), an affiliate of the Adviser. In such instances, the placement of orders with such brokers would be consistent with each Fund's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. is an affiliate of the Adviser. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section

17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Company), or any affiliated person of such person, to receive a brokerage commission from such registered investment company, provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

         During the fiscal period ended October 31, 2000, the International Premier Growth Institutional Fund incurred brokerage commissions amounting in the aggregate to $1,873. During the fiscal period ended October 31, 2000, brokerage commissions amounting in the aggregate to $0 were paid to SCB & Co. During the fiscal period ended October 31, 2000, the brokerage commissions paid to SCB & Co. constituted 0% of the International Premier Growth Institutional Fund's aggregate brokerage commissions. During the fiscal period ended
October 31, 2000, of the International Premier Growth Institutional Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0% were effected through SCB & Co. During the fiscal period ended October 31, 2000, transactions in portfolio securities of the International Premier Growth Institutional Fund aggregating $917,812 with associated brokerage commissions of approximately $1,871 were allocated to persons or firms supplying research services to the Fund or the Adviser.

_________________________________________________________________

                       GENERAL INFORMATION
_________________________________________________________________

Capitalization

         The Company is a Maryland corporation organized on October 3, 1997. The authorized capital stock of the Company consists of 36,000,000,000 shares, of which 3,000,000,000 shares are Class I shares of Alliance Technology Institutional Fund, 3,000,000,000 shares are Class II shares of Alliance Technology Institutional Fund, 3,000,000,000 shares are Class I shares of Alliance International Premier Growth Institutional Fund and 3,000,000,000 shares are Class II shares of Alliance International Premier Growth Institutional Fund, each having $.001 par value. The balance of the shares of the Company are Class I and Class II shares of the Company's other four portfolios.

         It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

         All shares of each Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a new portfolio, each share of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting portfolios differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Directors of a Fund, similar to those set forth in Section 16(c) of the 1940 Act, are available to shareholders of a Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

         A shareholder in a Fund will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from a Fund's assets and, upon redeeming shares, will receive the then current net asset value of that Fund represented by the redeemed shares. The Company is empowered to establish, without shareholder approval, additional portfolios in the Company, which may have different investment objectives, and additional classes of shares in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class has identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, Class II shares bear their own distribution expenses and Class I shares convert to Class II shares under certain circumstances. Each class of shares votes separately with respect to mattes for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of a Fund, are entitled to receive the net assets of that Fund.

         As of April 6, 2001, there were 3,970,066 Class I shares and 0 Class II shares of common stock of Alliance International Premier Growth Institutional Fund outstanding. To the knowledge of that Fund, the following persons owned, of record or beneficially, 5% or more of a class of the outstanding shares of the Fund as of April 6, 2001:

    Name and Address              Shares         % of Class
    ----------------              ------         ----------

    Class I
    -------

CollegeBound Fund
CBF-Aggressive Growth Portfolio
529 Plan
500 Plaza Drive
Secaucus, NJ  07094-3619          840,243        21.16%

CollegeBound Fund
CBF-Growth Portfolio
529 Plan
500 Plaza Drive
Secaucus, NJ  07094-3619          961,629        24.22%

CollegeBound Fund
CBF-Balanced Portfolio
529 Plan
500 Plaza Drive
Secaucus, NJ  07094-3619          226,850         5.71%

CollegeBound Fund
Aggressive Growth EMPH
Age Based Portfolio 1993-1995
500 Plaza Drive
Secaucus, NJ  07094-3619          226,422         5.70%

CollegeBound Fund
Aggressive Growth EMPH
Age Based Portfolio 1996-1998
500 Plaza Drive
Secaucus, NJ  07094-3619          256,142         6.45%

CollegeBound Fund
Age Based Portfolio 1999-2001
Aggressive Growth 529 Plan
500 Plaza Drive
Secaucus, NJ  07094-3619          245,160         6.18%

CollegeBound Fund
Growth Emphasis
Age Based Portfolio 1993-1995
500 Plaza Drive
Secaucus, NJ  07094-3619          198,424         5.00%

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, will act as the Funds' custodian for the assets of the Funds but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Directors, State Street Bank and Trust Company may enter into sub-custodial agreements for the holding of the Funds' foreign securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Funds. Under the Distribution Services Agreement between the Funds and the Principal Underwriter, the Funds have agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

         Legal matters in connection with the issuance of the shares of Common Stock offered hereby are passed upon by Seward & Kissel LLP, New York, New York. Seward & Kissel LLP has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent Auditors

         Ernst & Young LLP, New York, New York, has appointed as independent auditors for the Company.

Performance Information

         From time to time the Funds advertise their "total return." Computed separately for each class, a Fund's "total return" is its average annual compounded total return for its most recently completed one, five and ten-year periods (or the period since the Fund's inception). A Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested in Fund shares when paid.

         A Fund's total return is computed separately for Class I and Class II shares. A Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in a Fund's portfolio and a Fund's expenses. Total return information is useful in reviewing a Fund's performance, but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in a Fund is not fixed and will fluctuate in response to prevailing market conditions.

         A Fund's average total return is computed separately for Class I and Class II shares.

         The International Premier Growth Institutional Fund's average annual total return for the one-, five- and ten-year periods ended October 31, 2000 (or since inception through that date, as noted) was as follows:

                       12 Months
                       Ended        5 Years Ended  10 Years Ended
                       10/31/00     10/31/00       10/31/00
                       _________    _____________  ______________

Class I                .70%*        N/A            N/A

*Inception Date:       Class I  - October 6, 2000

The Class II shares had not commenced operations as of October 31, 2000, therefore there is no total return information for the Class II shares for that period.

         Advertisements quoting performance rankings of a Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc., and advertisements presenting the historical record of payments of income dividends by a Fund may also from time to time be sent to investors or placed in newspapers, magazines such as Barrons, Business Week, Changing Times, Forbes, Investor's Daily, Money Magazine, The New York Times and The Wall Street Journal or other media on behalf of a Fund.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Global Investor Services, Inc. at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Funds with the Commission. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

________________________________________________________________

                    FINANCIAL STATEMENTS AND
                 REPORT OF INDEPENDENT AUDITORS
________________________________________________________________

         The financial statements and the report of Ernst & Young LLP of Alliance Institutional Funds, Inc. are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The annual report is dated October 31, 2000 and it was filed on January 11, 2001. It is available without charge upon request by calling Alliance Global Investor Services, Inc. at (800) 227-4618.

____________________________________________________________

                           APPENDIX A:

                  CERTAIN INVESTMENT PRACTICES
____________________________________________________________

         The information in this Appendix concerns investment practices in which the Alliance International Premier Growth Institutional Fund (the "Fund") is authorized to engage, but in which the Fund is not required to engage and which may not currently be permitted under applicable laws or regulations or may otherwise be unavailable in certain countries. The Fund's investment policies and restrictions authorize it to engage in these practices to the extent such practices become available and permissible in the future.

Options

         The Fund may write covered put and call options and purchase put and call options on securities of the types in which it is permitted to invest that are traded on U.S. and foreign securities exchanges and over-the-counter, including options on market indices. The Fund will only write "covered" put and call options unless such options are written for cross-hedging purposes. There are no specific limitations on the Fund's writing and purchasing of options.

         The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         A put option gives the purchaser of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price. A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid high-grade debt securities in a segregated account with its custodian. A put option written by the Fund is "covered" if the Fund maintains cash or high-grade liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

         A call option is for cross-hedging purposes if the Fund does not own the underlying security but seeks to provide a hedge against a decline in value in another security which the Fund owns or has the right to acquire. In such circumstances, the Fund collateralizes its obligation under the option by maintaining in a segregated account with the Fund's custodian cash or liquid securities in an amount not less than the market value of the underlying security, marked to market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

         In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security declined or remained the same or did not increase during the period, by more than the amount of the premium. In purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security declined by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund.

         If a put option written by the Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by the Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the option holder to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction prior to the option expiration dates if a liquid market is available. The Fund retains the premium received from writing a put or call option whether or not the option is exercised.

         The Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written by the Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at a time when the Adviser believes it would be advantageous to do so.

         An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercises of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. There are no specific limitations on the Fund's purchasing and selling of options on securities indices.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

         The writer of a listed option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of a listed option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected in any particular situation.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following:
(i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange ("National Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on a National Exchange, (v) the facilities of a National Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or
(vi) one or more National Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that National Exchange (or in that class or series of options) would cease to exist, although outstanding options on that National Exchange that had been issued by the Options Clearing Corporation as a result of trades on that National Exchange would continue to be exercisable in accordance with their terms.

         The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

Futures Contracts

         The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, securities issued by foreign government entities or common stocks. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different price or interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

Stock Index Futures

         The Fund may purchase and sell stock index futures as a hedge against movements in the equity markets. There are several risks in connection with the use of stock index futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the index future. If the price of the future moves more than the price of the stock, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the index, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer stock index futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the stock index, or it is otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. However, over time the value of a diversified portfolio should tend to move in the same direction as the market indices upon which the futures are based, although there may be deviations arising from differences between the composition of the Fund and the stocks comprising the index.

         Where futures are purchased to hedge against a possible increase in the price of stock before the Fund is able to invest its cash (or cash equivalents) in stocks (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the investment adviser may still not result in a successful hedging transaction over a short time frame.

         Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Options on Futures Contracts

         The Fund intends to purchase and write options on futures contracts for hedging purposes. The Fund is not a commodity pool and all transactions in futures contracts and options on futures contracts engaged in by the Fund must constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations promulgated by the CFTC. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against adverse market conditions.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract or securities comprising an index. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract or securities comprising an index. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on Foreign Currencies

         The Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.
If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         The Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities and other high-grade liquid debt securities in a segregated account with its custodian.

         The Fund also intends to write call options on foreign currencies for cross-hedging purposes. An option that is cross-hedged is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or other high-grade liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

Additional Risks of Options on Futures Contracts,
Forward Contracts and Options on Foreign Currencies

         Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC.
To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on securities may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercise, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

_________________________________________________________________

         APPENDIX B: ADDITIONAL INFORMATION ABOUT JAPAN
________________________________________________________________

         The information in this section is based on material obtained by the Alliance International Premier Growth Institutional Fund (the "Fund") from various Japanese governmental and other sources believed to be accurate but has not been independently verified by the Fund or the Adviser. It is not intended to be a complete description of Japan, its economy or the consequences of investing in Japanese securities.

         Japan, located in eastern Asia, consists of four main islands: Hokkaido, Honshu, Kyushu and Shikoku, and many small islands. Its population is approximately 126 million.

GOVERNMENT

         The government of Japan is a representative democracy whose principal executive is the Prime Minister. Japan's legislature (known as the Diet) consists of two houses, the House of Representatives (the lower house) and the House of Councillors
(the upper house).

POLITICS

         From 1955 to 1993, Japan's government was controlled by the Liberal Democratic Party (the "LDP"), the major conservative party. In August 1993, after a main faction left the LDP over the issue of political reform, a non-LDP coalition government was formed consisting of centrist and leftist parties and was headed by Prime Minister Morihiro Hosokawa. In April 1994, Mr. Hosokawa resigned due to allegations of personal financial irregularities. The coalition members thereafter agreed to choose as prime minister the foreign minister, Tsutomu Hata. As a result of the formation of a center-right voting bloc, however, the Japan Socialist Party (the "JSP"), a leftist party, withdrew from the coalition. Consequently, Mr. Hata's government was a minority coalition, the first since 1955, and was therefore unstable. In June 1994, Mr. Hata and his coalition were replaced by a new coalition made up of the JSP (since renamed the "Social Democratic Party (the "SDP")), the LDP and the small New Party Sakigake (the "Sakigake"). This coalition, which surprised many because of the historic rivalries between the LDP and the SDP, was led by Tomiichi Murayama, the first Socialist prime minister in 47 years. Mr. Murayama stepped down in January 1996 and was succeeded as Prime Minister by Liberal Democrat Ryutaro Hashimoto. By September 1996, when Prime Minister Hashimoto called for a general election on October 20, 1996, the stability of the SDP-LDP-Sakigake coalition had become threatened. Both the SDP and the Sakigake had lost more than half their seats in the lower house of the Diet when a faction of the Sakigake split off to form the Democratic Party of Japan. Their strength was further diminished as a result of the October 20, 1996 House of Representatives election. Although the LDP was 12 seats short of winning a majority in that election, it was able to reduce the margin to three seats and to achieve enough support from its two former coalition parties, the SDP and the Sakigake, as well as independents and other conservatives, to return Japan to a single-party government for the first time since 1993. Mr. Hashimoto was reappointed as Prime Minister on November 7, 1996. Subsequent to the 1996 elections, the LDP established and has continued to maintain a majority in the House of Representatives as individual members have joined the ruling party. By 1998, however, the popularity of the LDP had declined, due to dissatisfaction with Mr. Hashimoto's leadership, and in the July 12, 1998 House of Councillors election, the LDP's representation fell to 103 seats from 120 seats. As a result of the LDP's defeat, on July 13, 1998, Mr. Hashimoto announced his resignation as Prime Minister and was replaced by Keizo Obuchi on July 24, 1998. On January 14, 1999, the LDP formed a coalition government with a major opposition party. As a result, Mr. Obuchi's administration strengthened its position in the Diet, where it increased its majority in the House of Representatives and reduced its shortfall in the House of Councillors. A new three-party coalition government was formed on October 5, 1999 that further strengthened the position of Mr. Obuchi's administration in the Diet. The coalition now holds 277 of 480 seats in the House of Representatives and 141 of 252 seats in the House of Councillors. The opposition is dominated by the new Minshuto (Democratic Party of Japan), which was established in April 1998 by various opposition groups and parties.

         On April 5, 2000, following an ultimately fatal stroke suffered by Mr. Obuchi on April 2, 2000, the Parliament elected Yoshiro Mori to replace Mr. Obuchi as Prime Minister. Although the LDP held on to its power in the House of Representatives elections in June 2000, its margin of victory was less than predicted. Thereafter, confidence in the leadership of both the LDP and Mr. Mori declined further. Although Mr. Mori survived a motion of no confidence submitted by the Parliament in November 2000, the margin was narrow. Shortly thereafter, Mr. Mori replaced his cabinet in preparation for the reorganizaion of government ministries and agencies, which became effective January 2001. Facing another motion of no confidence in early March 2001 amidst growing economic and fiscal problems, Mr. Mori signalled his intention to resign the leadership of the LDP the following month. Whether and when Mr. Mori will resign is uncertain. The next general election (House of Councillors) is required by law to occur no later than July 2001.

ECONOMY

         After growing at approximately 4.0% annually during the 1980's, Japan's economy slowed during the 1990's, with real GDP growth rates of 3.3%, 1.9%, -1.1% and 0.8% in 1996, 1997, 1998 and 1999, respectively. The estimated real GDP growth rate in 2000 was 1.4%. Inflation remained low in 1996, 1997 and 1998 (0.1%, 1.7% and 0.6%, respectively) but since then Japan has experienced deflation, with the consumer price index falling to -0.3% in 1999 and -0.6% in 2000. Although private consumer demand showed a modest increase in the first quarter of 1999, after slowing down for several years due to uncertainty about the economy and higher consumer taxes that went into effect in April 1997, consumer demand dropped again in the third quarter of 1999. Consumer demand showed modest signs of improvement in the first half of 2000, but became stagnant in the second half. In an effort to stem the deflationary trend, on March 19, 2001 the Bank of Japan acted to ensure that a key interest rate falls vertually to zero and stays there until consumer prices stop falling. Unemployment is at its highest level since the end of World War II, rising to 4.9% in January 2001, and is not expected to fall appreciably in the foreseeable future.

         Japan's post World War II reliance on heavy industries has shifted to higher technology products assembly and, most recently, to automobile, electrical and electronic production. Japan's success in exporting its products has generated sizable trade surpluses. Since the early 1980's, Japan's relations with its trading partners have been difficult, partly due to the concentration of Japanese exports in products such as automobiles, machine tools and semiconductors and the large trade surpluses resulting therefrom, and an overall trade imbalance as indicated by Japan's balance of payments. Japan's overall trade surplus for 1994 was the largest in its history, amounting to almost $145 billion. Exports totaled $386 billion, up 9.3% from 1993, and imports were $242 billion, up 13.6% from 1993. The current account surplus in 1994 was $130 billion, down 1.5% from a record high in 1993. By 1996, Japan's overall trade surplus had decreased to $83 billion. Exports had increased to a total of $400 billion, up 3.6% from 1994, and imports had increased to a total of $317 billion, up 31.0% from 1994. During 1997, the overall trade surplus increased approximately 22% from 1996. Exports increased to a total of $409 billion, up 2% from 1996, and imports decreased to $308 billion, down 3% from 1996. During 1998, the overall trade surplus increased approximately 20% from 1997. Exports decreased to a total of $374.0 billion, down 8.6% from 1997, and imports decreased to $251.7 billion, down 18.2% from 1997. During 1999, the overall trade surplus was almost unchanged from 1998, with exports showing an increase of 7.9% and imports showing an increase of 11.1%. During 2000, the overall trade surplus declined 13% from 1999, with exports showing an increase of 9% and imports showing an increase of 16%. Japan remains the largest creditor nation and a significant donor of foreign aid.

         On October 1, 1994, the U.S. and Japan reached an agreement with respect to trade in insurance, glass and medical and telecommunications equipment. In June 1995, the two countries agreed in principal to increase Japanese imports of American automobiles and automotive parts. These and other agreements, however, have not been successful in addressing Japan's trade surplus with the U.S. Other current sources of tension between the two countries are disputes in connection with trade in steel, semiconductors and photographic supplies, deregulation of the Japanese insurance market, a dispute over aviation rights and access to Japanese ports. It is expected that the friction between the United States and Japan with respect to trade issues will continue for the foreseeable future.

         In addition to the government's emergency economic packages announced in 1995, the Bank of Japan attempted to assist the financial markets by lowering its official discount rate to a record low in 1995. However, large amounts of bad debt have prevented banks from expanding their loan portfolios despite low discount rates. Japanese banks have suffered several years of declining profits and many banks have required public funds to avert insolvency. In June 1995, the Finance Ministry announced an expansion of deposit insurance and restrictions on rescuing insolvent banks. In June 1996, six bills designed to address the large amount of bad debt in the banking system were passed by the Diet, but the difficulties worsened. By the end of the 1997/98 fiscal year, the government estimated that the banking system's bad loans totaled 87.5 trillion Yen (approximately $600 billion), or 11% of outstanding bank loans.

         On December 17, 1997, in the wake of the collapse in the previous month of one of Japan's 20 largest banks, the government announced a proposal to strengthen the banks by means of an infusion of public funds and other measures. In addition, the imposition of stricter capital requirements and other supervisory reforms scheduled to go into effect in April 1998 were postponed. Subsequent to the December 1997 proposals, the government proposed a series of additional proposals, culminating, after vigorous political debate, in a set of laws that was approved by the Diet in October 1998. The new laws made $508 billion in public funds available to increase the capital of Japan's banks, to guarantee depositors'' accounts and to nationalize the weakest banks. On October 23, 1998, the Long-Term Credit Bank of Japan, Ltd., one of Japan's 19 largest banks, became the first Japanese bank to be nationalized pursuant to the new laws. On December 11, 1998, the Nippon Credit Bank, Ltd. became the second Japanese bank to be nationalized pursuant to the new laws. Since then, four additional banks have been nationalized. It is unclear whether these laws will achieve their intended effect. While the risk of collapse among Japan's largest banks has diminished as a result of the infusion of public funds, concerns remain about the asset quality and core profitability of the major banks and there remains a high level of bad debt throughout Japan's banks (estimated at $188 billion at the largest banks as of March
2000). In this regard, the government established the Resolution and Collection Bank to purchase bad loans from insolvent and solvent banks and also has established a legal framework for the securitization of bad loans. The government also announced a delay from April 2001 to April 2002 in the implementation of a plan announced in 1996 to scale back the amount of deposit insurance available to depositors from its current unlimited amount to $97,700 per depositor. The delay is designed to give smaller institutions more time to get back on their feet before the protection of unlimited deposit insurance is removed. In addition to bad domestic loans, Japanese banks also had significant exposure to the recent financial turmoil in other Asian markets. Furthermore, the Japanese banking system continues to be buffeted by factors beyond its control, including a new wave of bankruptcies and falling stock prices. The government has reported that at the end of September 2000, all banks held a collective 31.8 trillion Yen (almost $260 billion) in loans that were either in default or had been restructured. Falling stock prices are expected to become an even greater factor in April 2001, when new mark-to-market accounting regulations go into effect. The government was considering additional measures early in 2001, possibly involving the use of public funds, to shore up Japan's financial industry. The financial system's fragility is expected to continue for the foreseeable future.

         In November 1996, then Prime Minister Hashimoto announced a set of initiatives to deregulate the financial sector by the year 2001. Known as "Tokyo's Big Bang," the reforms include changes in tax laws to favor investors, the lowering of barriers between banking, securities and insurance, abolition of foreign exchange restrictions and other measures designed to revive Tokyo's status in the international capital markets and to stimulate the economy. The Big Bang was formally launched in April 1998. Some of the measures that have already been implemented include a liberalization of foreign exchange restrictions, a repeal of the ban on holding companies, allowing banks to sell mutual funds and to issue bonds, the elimination of restrictions on the range of activities permitted for securities subsidiaries and trust banking subsidiaries and the elimination of fixed brokerage commissions on all stock trades. The remaining reform measures, which include the entry of banks and trust banks into the insurance business through subsidiaries, are expected to be implemented by March 2001. While in the long term the Big Bang is viewed as a positive step for Japan, in the current economic climate it is viewed as putting additional stress on weaker institutions.

         In the mid 1990s, a growing budget deficit and the threat of a budget crisis resulted in a tightening of fiscal policy. In March 1997, Prime Minister Hashimoto announced the first detailed plan for fiscal reform. The plan called for the lowering of the budget deficit to below 3% of GDP by Fiscal Year 2003/2004. In June 1997, specific proposals for spending cuts were approved by the cabinet and a Fiscal Reform Law, incorporating the proposals into binding targets, were to have been presented to the Diet late in 1997. In November 1997, however, Prime Minister Hashimoto, facing growing pressure to take steps to revitalize Japan's stagnant economy, announced a new economic plan, the "Urgent Economic Policy Package Reforming Japan for the 21st Century," which included tax cuts and public spending. Thereafter, in April 1998, Japan announced its then largest ever package of public spending and tax cuts. In November 1999, Japan announced its ninth major economic stimulus plan of the 1990s, calling for $171.4 billion in public spending. Another fiscal stimulus package was announced in October 2000, calling for an additional $101.8 billion in public spending.
None of these spending programs have been successful thus far in stimulating Japan's economy. Furthermore, they have further undermined Japan's fiscal condition, as evidenced by the government's balance sheet made public by the Ministry of Finance on October 10, 2000 (the first time a balance sheet has been made public). If all of Japan's future pension liabilities are taken into account, the balance sheet reflects a total public debt of $7.3 trillion.

         After becoming Prime Minister in July 1998 Mr. Obuchi established several advisory bodies to devise a plan to improve Japan's economy. One of these, the Economic Strategy Council, which was comprised mostly of private experts, issued a report in February 1999 that contained 234 recommendations. Less than 40 of these recommendations, those least likely to produce fundamental changes, were accepted by Japan's various government ministries. Subsequently, Mr. Obuchi formed another advisory group, the Competitiveness Commission, which resulted in the passage of the "industrial revitalization law," which became effective in October 1999. The objective of this law is to encourage new enterprises and technologies and to write off excess capacity in the industrial sector.

         Between 1985 and 1995, the Japanese Yen generally appreciated against the U.S. Dollar. Between 1990 and 1994 the Yen's real effective exchange rate appreciated by approximately 36%. On April 19, 1995, the Japanese Yen reached an all time high of 79.75 against the U.S. Dollar. After its peak of April

19, 1995, the Yen generally decreased in value against the U.S. Dollar YD until mid-1998, when the Japanese Yen began to appreciate again against the U.S. Dollar, reaching a 43-month high against the U.S. Dollar in September 1999. This precipitated a series of interventions in the currency market by the Bank of Japan that have slowed the appreciation of the Japanese Yen against the U.S. Dollar. The average Yen-Dollar exchange rates in 1996, 1997, 1998, 1999 and 2000 were 108.8,
121.0, 130.99, 113.73 and 107.8, respectively.  On March 19, 2001 the Yen-Dollar exchange rate was 123.01.

         JAPANESE STOCK EXCHANGES. Currently, there are eight stock exchanges in Japan. The Tokyo Stock Exchange (the "TSE"), the Osaka Securities Exchange and the Nagoya Stock Exchange are the largest, together accounting for approximately 99.8% of the share trading volume and for about 99.9% of the overall trading value of all shares traded on Japanese stock exchanges during 1999. The other stock exchanges are located in Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo. The chart below presents annual share trading volume (in millions of shares) and annual trading value (in billions of Yen) information with respect to each of the three major Japanese stock exchanges for the years 1989 through 2000 (November). Trading volume and the value of foreign stocks are not included.


            All Exchanges         TOKYO                     OSAKA                  NAGOYA
         VOLUME    VALUE        VOLUME   VALUE          VOLUME   VALUE        VOLUME     VALUE
         _______   ______       ______   _____          _______  ______       _______    _____



2000*    180,421   272,302      159,798  232,785        16,157   32,830       4,377       6,674

1999     175,445   210,236      155,163  185,541        14,972   22,105       4,934       2,371

1998     139,757   124,102      123,198   97,392        12,836   20,532       3,367       5,986

1997     130,657   151,445      107,566  108,500        15,407   27,024       6,098      12,758

1996     126,496   136,170      101,170  101,893        20,783   27,280       4,104       5,391

1995     120,149   115,840       92,034   83,564        21,094   24,719       5,060       5,462

1994     105,937   114,622       84,514   87,356        14,904   19,349       4,720       5,780

1993     101,173   106,123       86,935   86,889        10,440   14,635       2,780       3,459

1992      82,563    80,456       66,408   60,110        12,069   15,575       3,300       3,876

1991     107,844   134,160       93,606  110,897        10,998   18,723       2,479       3,586

1990     145,837   231,837      123,099  186,667        17,187   35,813       4,323       7,301

1989     256,296   386,395      222,599  332,617        25,096   41,679       7,263      10,395



* Through November.



Source:  The Tokyo Stock Exchange Fact Books (1994-1999); monthly data sheets (2000).


THE TOKYO STOCK EXCHANGE



         OVERVIEW OF THE TOKYO STOCK EXCHANGE. The TSE is the largest of the Japanese stock exchanges and as such is widely regarded as the principal securities exchange for all of Japan. During the first eleven months of 2000, the TSE accounted for 98.8% of the market value and 88.6% of the share trading volume on all Japanese stock exchanges. A foreign stock section on the TSE, consisting of shares of non-Japanese companies, listed 42 (out of 2,028 total companies listed on the TSE) non-Japanese companies at the end of November 2000. The market for stock of Japanese issuers on the TSE is divided into a First Section and a Second Section. The First Section is generally for larger, established companies (in existence for five years or more) that meet listing criteria relating to the size and business condition of the issuing company, the liquidity of its securities and other factors pertinent to investor protection. The TSE's Second
Section is for smaller companies and newly listed issuers.

         The TSE has recently undertaken several new initiatives. In November 1999, for example, the TSE established MOTHERS (Market for the High-Growth and Emerging Stocks), a new market designed to foster the growth of emerging companies. In addition, on October 17, 2000, the TSE announced plans to form an alliance with the Chicago Mercantile Exchange, the TSE's most concrete global alliance to date. Although the TSE has entered into agreements with other exchanges, they are for the most part limited to information sharing arrangements.

         SECTOR ANALYSIS OF THE FIRST SECTION. The TSE's domestic stocks include a broad cross-section of companies involved in many different areas of the Japanese economy. At the end of November 2000, the three largest industry sectors, based on market value, listed on the first section of the TSE were electric appliances, with 147 companies representing 18.82% of all domestic stocks so listed; communications, with 6 companies representing 10.44% of all domestic stocks listed on the TSE; and banking with 92 companies representing 9.81% of all domestic stocks so listed.

         MARKET GROWTH OF THE TSE. The First and Second Sections of the TSE grew in terms of both average daily trading value and aggregate year-end market value from 1982, when they were l28,320 million Yen and 98,090 billion Yen, respectively, through the end of 1989, when they were 1,335,810 million Yen and 611,152 billion Yen, respectively. Following the peak in 1989, both average daily trading value and aggregate year-end market value declined through 1992 when they were 243,362 million Yen and 289,483 billion Yen, respectively. In 1993 and 1994, both average daily trading value and aggregate year-end market value increased and were 353,208 and 353,666 million Yen, respectively, and 324,357 and 358,392 billion Yen, respectively. In 1995, average daily trading value decreased to 335,598 million Yen and aggregate year-end market value increased to 365,716 billion Yen. In 1996, average daily trading value increased to 412,521 million Yen and aggregate year-end market value decreased to 347,578 billion Yen. In 1997, average daily trading value increased to 442,858 million Yen and aggregate year-end market value decreased to 280,930 billion Yen. In 1998, average daily trading value decreased to 394,297 million Yen and aggregate year-end market value decreased to 275,181 billion Yen. In 1999, the average daily trading value was 757,313 million Yen and aggregate year-end market value in 1999 was 456,840 billion Yen.

         MARKET PERFORMANCE OF THE FIRST SECTION. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak of 2,884.80 on December 18, 1989. Thereafter, the TOPIX declined approximately 45% through December 29, 1995. On December 30, 1996 the TOPIX closed at 1,470.94, down approximately 7% from the end of 1995. On December 30, 1997, the TOPIX closed at 1,175.03, down approximately 20% from the end of 1996. On December 30, 1998 the TOPIX closed at 1086.99, down approximately 7% from the end of 1997. On December 31, 1999 the TOPIX closed at 1722.20, up approximately 58% from the end of 1998. On December 29, 2000 the TOPIX closed at 1283.67, down approximately 25% from the end of 1999. On March 19, 2001 the TOPIX closed at 1199.61, down 6.5% from the beginning of 2001.

JAPANESE FOREIGN EXCHANGE CONTROLS

         Under Japan's Foreign Exchange and Foreign Trade Control Law and cabinet orders and ministerial ordinances thereunder (the "Foreign Exchange Controls"), prior notification to the Minister of Finance of Japan (the "Minister of Finance") of the acquisition of shares in a Japanese company from a resident of Japan (including a corporation) by a non-resident of Japan (including a corporation) is required unless the acquisition is made from or through a securities company designated by the Minister of Finance or if the Yen equivalent of the aggregate purchase price of shares is not more than 100 million Yen. Even in these situations, if a foreign investor intends to acquire shares of a Japanese corporation listed on a Japanese stock exchange or traded on a Japanese over-the-counter market (regardless of the person from or through whom the foreign investor acquires such shares) and as a result of the acquisition the foreign investor would directly or indirectly hold 10% or more of the total outstanding shares of that corporation, the foreign investor must file a report within 15 days from the day of such acquisition with the Minister of Finance and any other minister with proper jurisdiction. In instances where the acquisition concerns national security or meets certain other conditions specified in the Foreign Exchange Controls, the foreign investor must file a prior notification with respect to the proposed acquisition with the Minister of Finance and any other minister with proper jurisdiction. The ministers may make a recommendation to modify or prohibit the proposed acquisition if they consider that the acquisition would impair the safety and maintenance of public order in Japan or harmfully influence the smooth operation of the Japanese economy. If the foreign investor does not accept the recommendation, the ministers may issue an order modifying or prohibiting the acquisition. In certain limited and exceptional circumstances, the Foreign Exchange Controls give the Minister of Finance the power to require prior approval for any acquisition of shares in a Japanese company by a non-resident of Japan.

         In general, the acquisition of shares by non-resident shareholders by way of stock splits, as well as the acquisition of shares of a Japanese company listed on a Japanese stock exchange by non-residents upon exercise of warrants or conversion of convertible bonds, are not subject to any of the foregoing notification or reporting requirements. Under the Foreign Exchange Controls, dividends paid on shares, held by non-residents of Japan and the proceeds of any sales of shares within Japan may, in general, be converted into any foreign currency and remitted abroad.

         Certain provisions of the Foreign Exchange Controls were repealed or liberalized beginning in April 1998, pursuant to the revised Foreign Exchange and Foreign Trade Law, which was approved in May 1997 as part of the plan to implement the Big Bang. Under the new law, Japanese citizens are permitted to open bank accounts abroad and companies are now permitted to trade foreign currencies without prior government approval. Additionally, the foreign exchange bank system, which required that all foreign exchange transactions be conducted through specially designated institutions, has been eliminated.

REGULATION OF THE JAPANESE EQUITIES MARKETS

         The principal securities law in Japan is the Securities and Exchange Law ("SEL") which provides overall regulation for the issuance of securities in public offerings and private placements and for secondary market trading. The SEL was amended in 1988 in order to liberalize the securities market; to regulate the securities futures, index, and option trade; to add disclosure regulations; and to reinforce the prevention of insider trading. Insider trading provisions are applicable to debt and equity securities listed on a Japanese stock exchange and to unlisted debt and equity securities issued by a Japanese corporation that has securities listed on a Japanese stock exchange or registered with the Securities Dealers Association (the "SDA"). In addition, each of the eight stock exchanges in Japan has its own constitution, regulations governing the sale and purchase of securities and standing rules for exchange contracts for the purchase and sale of securities on the exchange, as well as detailed rules and regulations covering a variety of matters, including rules and standards for listing and delisting of securities.

         The loss compensation incidents involving preferential treatment of certain customers by certain Japanese securities companies, which came to light in 1991, provided the impetus for amendments to the SEL, which took effect in 1992, as well as two reform bills passed by the Diet in 1992. The amended SEL now prohibits securities companies from operating discretionary accounts, compensating losses or providing artificial gains in securities transactions, directly or indirectly, to their customers and making offers or agreements with respect thereto. Despite these amendments, there have been certain incidents involving loss compensation. To ensure that securities are traded at their fair value, the SDA and the TSE promulgated certain rules, effective in 1992, which, among other things, explicitly prohibit any transaction undertaken with the intent to provide loss compensation of illegal gains regardless of whether the transaction otherwise technically complies with the rules. The reform bill passed by the Diet, which took effect in 1992 and 1993, provides for the establishment of a new Japanese securities regulator and for a variety of reforms designed to revitalize the Japanese financial and capital markets by permitting banks and securities companies to compete in each other's field of business, subject to various regulations and restrictions.

         Further reforms in the regulation of the securities markets are anticipated over the next several years as the Big
Bang is implemented.

________________________________________________________________

  APPENDIX C:  ADDITIONAL INFORMATION ABOUT THE UNITED KINGDOM
_______________________________________________________________


         The information in this section is based on material obtained by the Alliance International Premier Growth Institutional Fund (the "Fund") from various United Kingdom government and other sources believed to be accurate but has not been independently verified by the Fund or the Adviser. It is not intended to be a complete description of The United Kingdom, its economy or the consequences of investing in United Kingdom securities.

         The United Kingdom of Great Britain and Northern Ireland is located off the continent of Europe in the Atlantic Ocean.
Its population is approximately 59 million.

GOVERNMENT

         The United Kingdom is a constitutional monarchy. Queen Elizabeth II has been the head of state since she acceded to the throne in 1952. The monarchy was established in 1066. The monarch's power has eroded over the centuries, but the monarch retains the power to call and dissolve Parliament, to give assent to bills passed by Parliament, to appoint the Prime Minister and to sign treaties or declare war. In practice, most of these acts are performed by government ministers, and supreme legislative authority now resides in the Parliament. Parliament, the bicameral legislature, consists of the House of Commons and the House of Lords. Acts of Parliament passed in 1911 and 1949 limit the powers of the House of Lords to prevent bills passed by the House of Commons from becoming law. The main purpose of the House of Lords is now to revise and amend laws passed by the House of Commons. The future role and composition of the House of Lords is the subject of a December 1999 report of the Royal Commission on the Reform of the House of Lords, whose recommendations are to be considered by a joint committee of the House of Commons and the House of Lords. An initial step in the reform effort was taken in November 1999, when hereditary peers lost their right to sit and vote in the House of Lords. No further steps have been taken in this regard. The national government is headed by the Prime Minister who is appointed by the monarch on the basis of ability to form a government with the support of the House of Commons.

POLITICS

         Since World War II the national government has been formed by either the Conservative Party or the Labour Party. The Conservative Party under the leadership of Margaret Thatcher achieved a parliamentary majority and formed a new government in May 1979. In June 1983 and again in June 1987, the Conservative Party under her leadership was reelected. The Party pursued policies of reducing state intervention in the economy, reducing taxes, de-regulating business and industry and privatizing state-owned enterprises. It also displayed an antipathy toward the European Union. In November 1990, Mrs. Thatcher faced a challenge for the leadership of the party from Michael Heseltine, one of her former cabinet ministers. The opposition proposed changes in policy, including increased government intervention in the economy and a less confrontational approach toward the European Union. The two wings of the Conservative Party looked for someone who could unite the Party and elected John Major as its leader and, by virtue of the Conservative Party majority, to the post of Prime Minister.

         Mr. Major led the Conservative Party to its fourth successive general election victory in April 1992, after which time, the popularity of both Mr. Major and the Conservative Party declined. In April 1995, the Conservative Party won only 11% of the vote in Scotland local elections, which resulted in Conservative Party control of only 81 council seats out of 1,161. It won only 25% of the vote in local council elections in England and Wales in May 1995. In July 1995, Mr. Major won a vote of confidence with his reelection as leader of the Conservative Party. Despite Mr. Major's strengthened position within the Conservative Party, the Party continued to suffer setbacks. Within two weeks of Mr. Major's victory, the Conservative Party lost its fifth by-election since the general election of 1992.
By 1996, his overall majority was reduced to one. In the next general election, on May 1, 1997, Mr. Major and the Conservative Party were defeated by the Labour Party led by Tony Blair, who subsequently was appointed Prime Minister. The Labour Party now holds 417 of the 659 seats in the House of Commons. The next general election is required by law to occur no later than May 2002.

ECONOMY

         The United Kingdom's economy is the fifth largest in the Organization for Economic Cooperation and Development, behind the United States, Japan, Germany and France. Its economy maintained an average annual growth rate of 3.6% in real growth domestic product ("GDP") terms from 1982 through 1988; and from 1989 through 1993, the United Kingdom's real GDP annual growth rate was 1.0%. The economy has continued to experience the moderate growth that began in 1993, after the 1990-1992 recession, with real GDP having grown by 2.6% in 1996, 3.5% in 1997, 2.6% in 1998, 2.3% in 1999 and an estimated 2.9% in 2000.

         Since the early 1990s, the United Kingdom's economy has had moderate inflation, averaging 2.8% (as measured by the RPIX, which excludes mortgage interest payments). The inflation rate during 1999 and 2000 was 2.3% and 2.1%, respectively.

         The sluggish growth in the United Kingdom's manufacturing sector since the 1990-1992 recession continued the trend toward the decreased importance of manufacturing in the economy. Manufacturing accounted for just 19.9% of GDP in 1999 compared with 36.5% in 1960. As the United Kingdom's manufacturing industry has declined in importance, the service industry, including financial services, has increased in importance. The service industries' share of GDP has increased to almost two-thirds from 45% in 1960.

         Employment has been shifting from manufacturing to the service industry, a trend expected to continue for the foreseeable future. Overall, unemployment has continued to fall from a post-recession high of 10.6% in January 1993 to an average of 6.2% in 1999.

         Foreign trade remains an important part of the United Kingdom's economy. In 1999, exports of goods and services represented 25.7% of GDP. The United Kingdom has historically been an exporter of manufactured products and an importer of food and raw materials, but there is a growing trend toward manufactured goods forming a larger proportion of imports. Machinery and transport equipment accounted for 46.0% of imports in 1999 compared to 20.4% in 1975 and for 47.5% of exports in 1999 compared to 42.3% in 1975. For every year since 1982, the United Kingdom has been a net importer of goods. The relative importance of the United Kingdom's trading partners has also shifted. In 1999, the other members of the European Union accounted for 58.7% of all exports and 53.8% of its imports, as compared to 43.3% and 41.3%, respectively, in 1980. In 1999, the United Kingdom's largest trading partners with respect to exports and imports were the United States and Germany, respectively.


         Historically, the United Kingdom's current account consisted of relatively small trade deficits, sometimes outweighed by surpluses on invisibles (services, interest, dividends, profits and transfers). Since 1980, several important changes have taken place with regard to the United Kingdom's trading position. Those include the increased importance to the economy of oil exports from the North Sea, the change from being a net exporter to a net importer of goods and the diminishing surpluses from invisibles. These developments led to a balance of payments deficit, which continued through 1999, with the exception of 1997, when the balance of payments moved into surplus.

         With regard to the public sector of the economy, the national government publishes forecasts for the economy and the public sector net cash requirement (PSNCR), previously known as the public sector borrowing requirement ("PSBR"). The PSNCR is a mandated measure of the amount of borrowing required to balance the national government's budget. Figures for the fiscal year ended March 31, 1998, show a PSNCR equal to 0.2% of GDP (or a general government financial deficit of 0.8%). As a result, the general government budget balance for the 1997/1998 fiscal year was well below the permitted level for countries permitted to participate in the Economic and Monetary Union ("EMU") beginning in January 1999. Although the United Kingdom has met the EMU's eligibility criteria, the government chose not to participate in the EMU when it was launched in January 1999. Further, the government announced that it would not take any action before a referendum is held after the next general election. Nonetheless, the government submitted a report to the European Commission detailing the steps the government is taking to prepare the United Kingdom for joining the EMU at a later date in the event it decides to do so. The issue of the United Kingdom's membership in the EMU has become very contentious and faces growing public opposition.

MONETARY AND BANKING SYSTEM

         The central bank of the United Kingdom is the Bank of England. Its main functions are to advise on the formulation and execution of monetary policy, to supervise banking operations in the United Kingdom, to manage the domestic currency, and, as agent for the Government, the country's foreign exchange reserves. Additionally, shortly after taking office in 1997, Prime Minister Blair vested responsibility for setting interest rates in a new Monetary Policy Committee headed by the Bank of England, as opposed to the Treasury.

         The City of London is one of the world's major financial centers. It has the greatest concentration of banks and the largest insurance market in the world. It is estimated that United Kingdom insurers handle approximately 20% of the general insurance business placed in the international market. Financial services currently form approximately 20% of the country's GDP.

         The currency unit of the United Kingdom is the Pound Sterling. In June 1972, the Pound was allowed to float against other currencies. The general trend since then has been a depreciation against most major currencies, including the U.S.

Dollar, Japanese Yen, German Deutsche Mark ("DM"), French Franc and the European Currency Unit ("ECU"). On October 8, 1990, Pound Sterling became part of the Exchange Rate Mechanism ("ERM") of the European Monetary System at a central rate of L1:DM2.95. Membership in the ERM requires that each currency remain within a certain fluctuation range against other currencies. If this range is not maintained, the currency must be revalued. Initially, the Pound remained competitive within the DM range of
2.80 to 2.98, but the pressures exerted by ERM membership made it increasingly difficult for the United Kingdom to allow the Pound to remain in the ERM. While the government continued to defend the relative value of the Pound by raising interest rates, it became clear that the Pound was not competitive against the Deutsche Mark. On September 16, 1992, the Pound's membership in the ERM was suspended. The value of the Pound continued to fall rapidly after the exit from the ERM, reaching a low of DM2.335 at the end of February 1993. It has since recovered against the Deutsche Mark and other currencies. In addition to the United Kingdom's former membership in the ERM, the growing importance of trade with the European Union has made the Deutsche Mark exchange rate more important to the United Kingdom than the U.S. Dollar exchange rate. From 1988 through 1993, the Pound declined at an average annual rate of approximately 15% against the U.S. Dollar and approximately 20% against the Deutsche Mark. Since 1993, the exchange rate between the Pound and the U.S. Dollar has remained fairly constant, while the exchange rate between the Pound and the Deutsche Mark has risen significantly, by over 35% between January 1996 and July 1997. In 1996, the average annual exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.59 and DM2.41, respectively. In 1997, the average exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.64 and DM2.84, respectively. In 1998, the average exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.66 and DM2.91, respectively. In 1999, the average exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.62 and DM2.97, respectively. In 2000, the average exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.52 and DM3.18, respectively.


         On January 1, 1999 eleven member countries of the European Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain) adopted the Euro as their common currency. In the transition period of January 1, 1999 to January 1, 2002, the national currencies of these eleven countries (e.g., the Deutsche Mark and the French Franc) will be subdivisions of the Euro. After January 1, 2002, it is anticipated that the national currencies will no longer be valid, except to exchange old banknotes. The ECU, which was not a true currency in its own right, but rather a unit of account whose value was tied to its underlying constituent currencies, ceased to exist as of January 1, 1999, at which time all ECU obligations were converted into Euro obligations at a 1:1 conversion rate.

THE LONDON STOCK EXCHANGE

         The London Stock Exchange ("LSE") is both the national stock exchange for the United Kingdom and the world's leading marketplace for the trading of international equities. The LSE provides a secondary market for trading in more than 10,000 securities. It offers markets for domestic securities (securities issued by companies in the United Kingdom or Ireland), foreign equities, United Kingdom gilts (securities issued by the national government), bonds or fixed interest stocks (usually issued by companies or local authorities) and options. As of December 31, 2000, foreign equities constituted approximately 67% and United Kingdom equities constituted approximately 33% of the market value of all LSE listed and quoted equity securities. At the end of 1999, the LSE was the world's third largest stock exchange in terms of market value, the New York Stock Exchange being the largest and the Tokyo Stock Exchange being the second largest.

         The LSE comprises different markets. In addition to the market for officially-listed securities, the LSE includes a market created in 1995 for smaller and newer companies known as AIM. As of December 31, 2000, 524 companies with an aggregate
market value of 14.9 billion Pounds were traded on AIM.   As of
December 31, 2000, the market value of the securities traded on AIM was less than 1% of the market value of the securities officially listed on the LSE. Another new market, known as techMARK, was launched by the LSE on November 4, 1999 for innovative technology companies. As of December 31, 2000, 246 companies with an aggregate market value of 581.6 billion Pounds were traded on techMARK.

         The LSE runs markets for trading securities by providing a market structure, regulating the operation of the markets, supervising the conduct of member firms dealing in the markets, publishing company news and providing trade confirmation and settlement services. The domestic market is based on the competing marketmaker system. The bid and offer prices are distributed digitally via the Exchange's automated price information system, SEAQ (Stock Exchange Automated Quotations), which provides widespread dissemination of the securities prices for the United Kingdom equity market. Throughout the trading day, marketmakers display their bid (buying) and offer (selling) prices and the maximum transaction size to which these prices relate. These prices are firm to other LSE member firms, except that the prices for larger transactions are negotiable.

         Marketmakers in the international equity market display their quotes on SEAQ International. The system operates in a manner similar to the domestic SEAQ, but is divided into 40 separate country sectors, of which 15 are developing markets sectors.

         On October 20, 1997 the LSE launched the new Stock
Exchange Electronic Trading Service, an initiative that will improve efficiency and lower share trading costs, and is expected to attract more volume and thus increase liquidity.

         On July 7, 1998 the LSE and its German counterpart, the Deutsche Borse, unexpectedly announced their intention to form a strategic alliance under which members of one exchange will be members of the other. While the first phase of the proposed alliance began in January 1999, the LSE and the Deutsche Borse still faced numerous issues, including agreement on common regulations and promulgation by their respective governments of a common tax regime for share trading. In September 2000, just prior to a vote of shareholders and amid growing concerns about regulatory matters and national and cultural differences, opposition from retail traders and a hostile bid by a rival exchange, the planned merger was called off. It is unclear whether there will be efforts in the future to establish a pan-European equity market.

         On November 23, 1999 the LSE, together with the Bank of England and CREST (the paperless share settlement system through which trades executed on the LSE's markets can be settled), announced proposals for the United Kingdom's equity and corporate debt markets to move from T+5 to T+3 settlement starting in February 2001.

         Sector Analysis of the LSE. The LSE's domestic and foreign securities include a broad cross-section of companies involved in many different industries. In 2000, the five largest industry sectors by turnover among domestic securities were telecommunications with 21.0%, banks with 10.9%, oil and gas with 8.1%, media/photography with 7.0% and pharmaceuticals with 7.0%. In 2000, the five largest country sectors by market value among listed and SEAQ International quoted securities were France with 14.9% of the aggregate market value of listed and SEAQ International quoted securities, Germany with 13.7%, The Netherlands with 12.2%, the USA with 9.7% and Japan with 9.6%.


         Market Growth of the LSE. LSE market value and the trading volume have increased dramatically since the end of 1990. In 2000, 472.7 billion domestic shares and 1,038.5 billion foreign shares were traded as compared with 155.4 billion and
34.8 billion, respectively in 1991. At the end of 2000, the market value of listed domestic companies and foreign companies increased to 1,895.5 billion Pounds and 3,519.7 billion Pounds from 450.5 billion Pounds and 1,124.1 billion Pounds, respectively, at the end of 1990.

         Market Performance of the LSE. The FT-SE 100 is an index that consists of the 100 largest United Kingdom companies. The FT-SE 100 was introduced by the LSE in cooperation with The Financial Times and the Institute and Faculty of Actuaries in 1984. As measured by the FT-SE 100, the performance of the 100 largest companies reached a record high of 6663.8 on May 4, 1999. On December 31, 1999, the FT-SE 100 closed at 6930.2 and on December 29, 2000, the FT-SE 100 closed at 6222.5.

REGULATION OF THE UNITED KINGDOM FINANCIAL SERVICES INDUSTRY

         The principal securities law in the United Kingdom is the Financial Services Act. The Financial Services Act, which became law in November 1986, established a new regulatory system for the conduct of investment businesses in the United Kingdom. Most of the statutory powers under the Act were transferred to the Securities and Investments Board ("SIB"), a designated agency created for this purpose. The SIB was given wide-ranging enforcement powers and was made accountable to Parliament through
the Treasury.   A system of self regulating organizations
("SROs"), which regulate their members, was made accountable to the SIB. There are three SROs covering the financial market, including the Securities and Futures Authority which is responsible for overseeing activities on the Exchange. The other SROs are the Investment Management Regulatory Organization and the Personal Investment Authority. In 1988, it became illegal for any firm to conduct business without authorization from the SRO responsible for overseeing its activities. In addition, Recognized Investment Exchanges ("RIEs"), which include the London Stock Exchange of London, the London International Financial Futures and Options Exchange, the London Commodities Exchange, the International Petroleum Exchange of London, the London Metal Exchange and the London Securities and Derivatives Exchange were made accountable to the SIB. Recognition as an RIE exempts the exchange (but not its members) from obtaining authorization for actions taken in its capacity as an RIE. To become an RIE, an exchange must satisfy the SIB that it meets various prerequisites set out in the Act, including having effective arrangements for monitoring and enforcing compliance with its rules. Recognized Professional Bodies ("RPBs") supervise the conduct of lawyers, actuaries, accountants and some insurance brokers. Together the SROs, RIEs and RPBs provide the framework for protection for investors and integrity of the markets.

         On May 20, 1997 the newly installed Labour government announced a proposed major restructuring of the regulation and supervision of the financial services industry in the United Kingdom. The main feature of the restructuring plan is to transfer regulatory authority over banks from the Bank of England to an expanded SIB, which has been named the Financial Services Authority (FSA). In addition, the plan calls for the merger of the three SROs into the FSA. The transfer of banking supervision from the Bank of England to the FSA was formally implemented on
June 1, 1998.   The Financial Services and Markets Act,
legislation implementing the proposed consolidation of the SROs into the FSA, which is more complex and more controversial, was introduced in the House of Commons on June 17, 1999 and was enacted on June 14, 2000. On July 18, 2000, the Economic Secretary announced that the Act would be fully implemented in about a year's time. Among other things, new FSA rules and systems, secondary legislation and industry preparations will be required.

         The European Union's Investment Services Directive ("ISD") will, with the various banking directives, provide the framework for a single market in financial services in Europe. Authorized firms will be able to operate on the basis of one authorization throughout Europe. Member states were given until January 1, 1996 to implement the ISD. As of September 2000, all member states, including the United Kingdom, had implemented the ISD, with the exception of Luxembourg.

         Basic restrictions on insider dealing in securities are contained in the Company Securities Act of 1985. The Financial Services Act provides guidelines for investigations into insider dealing under the Criminal Justice Act of 1993 and penalties for any person who fails to cooperate with such an investigation. In addition, the Financial Services Act introduced new listing and disclosure requirements for companies.

UNITED KINGDOM FOREIGN EXCHANGE AND INVESTMENT CONTROLS

         The United Kingdom has no exchange or investment controls, and funds and capital may be moved freely in and out of the country. Exchange controls were abolished in 1979. As a member of the European Union, the United Kingdom applies the European Union's common external tariff.

                             PART C

                        OTHER INFORMATION

ITEM 23. Exhibits

         (a) (1) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on October 3, 1997.

              (2) Articles Supplementary to the Charter of the Registrant dated February 25, 1999 - Incorporated by reference to Exhibit (a)(2) to Post Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on February 29, 2000.

              (3) Articles Supplementary to the Charter of the Registrant dated October 6, 2000 - Filed herewith.

              (4) Articles Supplementary to the Charter of the Registrant dated October 17, 2000 - Filed herewith.

         (b) By-Laws of the Registrant - Incorporated by reference to Exhibit 2 to the Fund's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on October 3, 1997.

         (c)  Not applicable.

         (d)  Advisory Agreement between the Registrant and
              Alliance Capital Management L.P. as amended July
              20, 2000 - Filed herewith.

         (e) (1) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit
                   (e)(1) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403)
                   filed with the Securities and Exchange
                   Commission on December 15, 1998.

              (2) Form of Selected Dealer Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of the Registrant - Incorporated by reference to Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on November 14, 1997.

              (3) Form of Selected Agent Agreement between Alliance Fund Distributors, Inc. and selected agents making available shares of the Registrant - Incorporated by reference to
                   Exhibit 6(c) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403)
                   filed with the Securities and Exchange
                   Commission on November 14, 1997.

         (f)  Not applicable.

         (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

              (2) Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company dated June 1, 1999 - Incorporated by reference to Exhibit (g)(2) to Post Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the
                   Securities and Exchange Commission on February
                   29, 2000.

         (h) (1) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

              (2) Expense Limitation Undertaking by Alliance Capital Management L.P. with respect to Alliance Premier Growth Institutional Fund - Incorporated by reference to Exhibit (h)(2) to Post Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on February 29, 2000.

              (3) Expense Limitation Undertaking by Alliance Capital Management L.P. with respect to Alliance Quasar Institutional Fund - Incorporated by reference to Exhibit (h)(3) to Post Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on February 29, 2000.

              (4) Expense Limitation Undertaking by Alliance Capital Management L.P. with respect to Alliance Real Estate Institutional Fund - Incorporated by reference to Exhibit (h)(4) to Post Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on February 29, 2000.

              (5)  Form of Expense Limitation Agreement between
                   Alliance Capital Management L.P. and Alliance
                   International Premier Growth Institutional
                   Fund - Filed herewith.

         (i) (1) Opinion and Consent of Seward & Kissel LLP with respect to Alliance Premier Growth Institutional Fund, Alliance Real Estate Investment Institutional Fund, Alliance Quasar Institutional Fund and Alliance Special Equity Institutional Fund - Incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on February 27, 2000.

              (2) Opinion and Consent of Seward & Kissel LLP with respect to Alliance Technology
                   Institutional Fund and Alliance International

                   Premier Growth Institutional Fund - Filed herewith.


         (j)  Consent of Independent Auditors - Filed herewith.

         (k)  Not applicable.

         (l) Investment representation letter of Alliance Capital Management L.P. - Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on November 14, 1997.

         (m)  Rule 12b-1 Plan - See Exhibit (e)(1).

         (n) Rule 18f-3 Plan - Incorporated by reference to Exhibit (0) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

         (o)  Reserved.

         (p) (1) Code of Ethics relating to Alliance Institutional Funds, Inc. - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the
                   Securities and Exchange Commission on October
                   6, 2000.

              (2) Code of Ethics relating to Alliance Capital Management L.P. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment
                   No. 31 to the Registration Statement on Form
                   N-1A of Alliance Variable Products Series
                   Fund, Inc. (File Nos. 33-18647 and 811-5398)
                   filed with the Securities and Exchange
                   Commission on April 27, 2001.

         Other Exhibits:

              Powers of Attorney for: Ruth Block, John D. Carifa, David H. Dievler, John H. Dobkin, William H. Foulk, Jr., Clifford L. Michel and Donald J. Robinson - - Incorporated by reference to - Other Exhibits to

              Post-Effective Amendment No. 7 to the Registrant's
              Registration Statement on Form N-1A (File Nos. 333-
              37177 and 811-08403) filed with the Securities and Exchange Commission on February 27, 2001.


ITEM 24. Persons Controlled by or under Common Control with the Fund.

         None.

ITEM 25. Indemnification.

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a) hereto, Article VII and Article VIII of Registrant's By-Laws, filed as Exhibit (b) hereto, and Section 10 of the Distribution Services Agreement, filed as Exhibit (e)(1) hereto. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement, filed as Exhibit (d) hereto.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
         (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or
         (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint
         trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26. Business and Other Connections of Investment Adviser.

         The descriptions of Alliance Capital Management L.P.
         under the captions "Management of the Funds" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27. Principal Underwriters.

         (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

              AFD Exchange Reserves
              Alliance All-Asia Investment Fund, Inc.
              Alliance Balanced Shares, Inc.
              Alliance Bond Fund, Inc.
              Alliance Capital Reserves
              Alliance Global Dollar Government Fund, Inc.
              Alliance Global Small Cap Fund, Inc.
              Alliance Global Strategic Income Trust, Inc.
              Alliance Government Reserves
              Alliance Greater China '97 Fund, Inc.
              Alliance Growth and Income Fund, Inc.
              Alliance Health Care Fund, Inc.
              Alliance High Yield Fund, Inc.
              Alliance Institutional Fund, Inc.
              Alliance Institutional Reserves, Inc.
              Alliance International Fund
              Alliance International Premier Growth Fund, Inc. Alliance Money Market Fund
              Alliance Multi-Market Strategy Trust, Inc.
              Alliance Municipal Income Fund, Inc.
              Alliance Municipal Income Fund II
              Alliance Municipal Trust
              Alliance New Europe Fund, Inc.

              Alliance North American Government Income
                Trust, Inc.
              Alliance Premier Growth Fund, Inc.
              Alliance Quasar Fund, Inc.
              Alliance Select Investor Series, Inc.
              Alliance Technology Fund, Inc.
              Alliance Variable Products Series Fund, Inc.
              Alliance Worldwide Privatization Fund, Inc.
              AllianceBernstein Disciplined Value Fund, Inc.
              AllianceBernstein Real Estate Investment Fund, Inc.
              AllianceBernstein Utility Income Fund, Inc.
              The Alliance Fund, Inc.
              The Alliance Portfolios
              The AllianceBernstein Trust
              Sanford C. Bernstein Fund, Inc.

         (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.


                              POSITIONS AND                 POSITIONS AND
                              OFFICES WITH                  OFFICES WITH
NAME                          UNDERWRITER                   REGISTRANT

Michael J. Laughlin           Director and Chairman

John D. Carifa                Director                      President and
                                                            Chairman/
                                                            Trustee

Robert L. Errico              Director and President

Geoffrey L. Hyde              Director and Senior
                              Vice President

Dave H. Williams              Director

David Conine                  Executive Vice President

Richard A. Davies             Executive Vice President &
                              Managing Director

Richard K. Saccullo           Executive Vice President

Edmund P. Bergan, Jr.         Senior Vice President,        Secretary/
                              General Counsel and           Clerk
                              Secretary

Robert H. Joseph, Jr.         Senior Vice President
                              and Chief Financial Officer

Anne S. Drennan               Senior Vice President
                              and Treasurer

Benji A. Baer                 Senior Vice President

John R. Bonczek               Senior Vice President

John R. Carl                  Senior Vice President

James S. Comforti             Senior Vice President

Richard W. Dabney             Senior Vice President

Mark J. Dunbar                Senior Vice President

Donald N. Fritts              Senior Vice President

Andrew L. Gangolf             Senior Vice President         Assistant
                              and Assistant General         Secretary/
                              Counsel                       Assistant
                                                            Clerk

John Grambone                 Senior Vice President

William B. Hanigan            Senior Vice President

Bradley F. Hanson             Senior Vice President

George H. Keith               Senior Vice President

Richard D. Keppler            Senior Vice President

Richard E. Khaleel            Senior Vice President

Stephen R. Laut               Senior Vice President

Susan L. Matteson-King        Senior Vice President

Shawn P. McClain              Senior Vice President

Daniel D. McGinley            Senior Vice President

Patrick J. Mullen             Senior Vice President

Joanna D. Murray              Senior Vice President

Daniel A. Notto               Senior Vice President

Antonios G. Poleondakis       Senior Vice President

Robert E. Powers              Senior Vice President

Domenick Pugliese             Senior Vice President         Assistant
                              and Assistant General         Secretary/
                              Counsel                       Assistant
                                                            Clerk

Kevin A. Rowell               Senior Vice President

John P. Schmidt               Senior Vice President

Kurt H. Schoknecht            Senior Vice President

Henry J. Schulthesz           Senior Vice President

Raymond S. Sclafani           Senior Vice President

Gregory K. Shannahan          Senior Vice President

Scott C. Sipple               Senior Vice President

Joseph F. Sumanski            Senior Vice President

Peter J. Szabo                Senior Vice President

Michael J. Tobin              Senior Vice President

Joseph T. Tocyloski           Senior Vice President

David R. Turnbough            Senior Vice President

William C. White              Senior Vice President

Richard A. Winge              Senior Vice President

Emilie D. Wrapp               Senior Vice President
                              and Assistant General
                              Counsel

Gerard J. Friscia             Vice President and
                              Controller

Michael W. Alexander          Vice President

Ricardo Arreola               Vice President

Peter J. Barber               Vice President

Kenneth F. Barkoff            Vice President

Adam J. Barnett               Vice President

Charles M. Barrett            Vice President

Matthew F. Beaudry            Vice President

Leo Benitez                   Vice President

Gregory P. Best               Vice President

Janet B. DiBrita              Vice President

Dale E. Boyd                  Vice President

Robert F. Brendli             Vice President

Thomas C. Callahan            Vice President

Kevin T. Cannon               Vice President

John M. Capeci                Vice President

John P. Chase                 Vice President

Doris T. Ciliberti            Vice President

William W. Collins, Jr.       Vice President

Leo H. Cook                   Vice President

Russell R. Corby              Vice President

Dwight P. Cornell             Vice President

Michael R. Crimmins           Vice President

John W. Cronin                Vice President

Robert J. Cruz                Vice President

Daniel J. Deckman             Vice President

Sherry V. Delaney             Vice President

Sophia Demetriades            Vice President

Richard P. Dyson              Vice President

John C. Endahl                Vice President

Adam E. Engelhardt            Vice President

John E. English               Vice President

Sohaila S. Farsheed           Vice President

John J. Fennessy              Vice President

Daniel J. Frank               Vice President

Alex G. Garcia                Vice President

Michael J. Germain            Vice President

Mark D. Gersten               Vice President                Treasurer and
                                                            Chief
                                                            Financial
                                                            Officer

Hyman Glasman                 Vice President

Alan Halfenger                Vice President

Michael S. Hart               Vice President

Timothy A. Hill               Vice President

George R. Hrabovsky           Vice President

Scott Hutton                  Vice President

Anthony D. Ialeggio           Vice President

Theresa Iosca                 Vice President

Oscar J. Isoba                Vice President

Eric G. Kalendar              Vice President

Victor Kopelakis              Vice President

Richard D. Kozlowski          Vice President

Daniel W. Krause              Vice President

Donna M. Lamback              Vice President

P. Dean Lampe                 Vice President

Joseph R. Laspina             Vice President

Henry Michael Lesmeister      Vice President

Eric L. Levinson              Vice President

James M. Liptrot              Vice President

James P. Luisi                Vice President

Michael F. Mahoney            Vice President

Kathryn Austin Masters        Vice President

Thomas M. McConnell           Vice President

David L. McGuire              Vice President

Jeffrey P. Mellas             Vice President

Michael V. Miller             Vice President

Marcia L. Mohler              Vice President

Thomas F. Monnerat            Vice President

Michael F. Nash, Jr.          Vice President

Timothy H. Nasworthy          Vice President

Nicole Nolan-Koester          Vice President

Peter J. O'Brien              Vice President

John C. O'Connell             Vice President

John J. O'Connor              Vice President

Daniel P. O'Donnell           Vice President

Richard J. Olszewski          Vice President

Todd P. Patton                Vice President

Jeffrey R. Petersen           Vice President

Catherine N. Peterson         Vice President

James J. Posch                Vice President

Arlene L. Reddington          Vice President

Bruce W. Reitz                Vice President

Karen C. Satterberg           Vice President

Richard J. Sidell             Vice President

Clara Sierra                  Vice President

Teris A. Sinclair             Vice President

Jeffrey C. Smith              Vice President

David A. Solon                Vice President

William J. Spector            Vice President

Martine H. Stansbery, Jr.     Vice President

Eileen Stauber                Vice President

Gordon Telfer                 Vice President

Benjamin H. Travers           Vice President

Andrew B. Vaughey             Vice President

Wayne W. Wagner               Vice President

Mark E. Westmoreland          Vice President

Paul C. Wharf                 Vice President

Matthew Witschel              Vice President

Michael A. Wolfsmith          Vice President

Stephen P. Wood               Vice President

Keith A. Yoho                 Vice President

Richard J. Appaluccio         Assistant Vice
                              President

Joseph D. Asselta             Assistant Vice
                              President

Andrew Berger                 Assistant Vice
                              President

Paul G. Bishop                Assistant Vice
                              President

Daniel U. Brakewood           Assistant Vice
                              President

Alan T. Brum                  Assistant Vice
                              President

Mark S. Burns                 Assistant Vice
                              President

Maria L. Carreras             Assistant Vice
                              President

Judith A. Chin                Assistant Vice
                              President

Jorge Ciprian                 Assistant Vice
                              President

Jeffrey T. Coghan             Assistant Vice
                              President

Jean A. Coomber               Assistant Vice
                              President

Dorsey Davidge                Assistant Vice
                              President

Jennifer M. DeLong            Assistant Vice
                              President

Ralph A. DiMeglio             Assistant Vice
                              President

Timothy J. Donegan            Assistant Vice
                              President

Joan Eilbott                  Assistant Vice
                              President

Michael J. Eustic             Assistant Vice
                              President

Arthur F. Hoyt, Jr.           Assistant Vice
                              President

Mark W. Hubbard               Assistant Vice
                              President

David A. Hunt                 Assistant Vice
                              President

Elizabeth E. Keefe            Assistant Vice
                              President

Edward W. Kelly               Assistant Vice
                              President

Jeffrey M. Kusterer           Assistant Vice
                              President

Alexandra C. Landau           Assistant Vice
                              President

Laurel E. Lindner             Assistant Vice
                              President

Evamarie C. Lombardo          Assistant Vice
                              President

Scott T. Malatesta            Assistant Vice
                              President

Gary D. McConnel              Assistant Vice
                              President

Amanda McNichol               Assistant Vice
                              President

Richard F. Meier              Assistant Vice
                              President

Charles B. Nanick             Assistant Vice
                              President

David A. Nicosia              Assistant Vice
                              President

Alex E. Pady                  Assistant Vice
                              President

Christopher A. Panicoe        Assistant Vice
                              President

Raymond E. Parker             Assistant Vice
                              President

Wandra M. Perry-Hartsfield    Assistant Vice
                              President

Rizwan A. Raja                Assistant Vice
                              President

Carol H. Rappa                Assistant Vice
                              President

Brendan J. Reynolds           Assistant Vice
                              President

Patricia Ridella              Assistant Vice
                              President

James A. Rie                  Assistant Vice
                              President

Jessica M. Rozman             Assistant Vice
                              President

Christina Santiago            Assistant Vice
                              President and
                              Counsel

Eileen B. Sebold              Assistant Vice
                              President

Orlando Soler                 Assistant Vice
                              President

Nancy D. Testa                Assistant Vice
                              President

Sarah R. Tolkin               Assistant Vice
                              President

Marie R. Vogel                Assistant Vice
                              President

Eric D. Weedon                Assistant Vice
                              President

Jesse L. Weissberger          Assistant Vice
                              President

Nina C. Wilkinson             Assistant Vice
                              President

Mark R. Manley                Assistant Secretary


         (c)  Not applicable.

ITEM 28. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey, 07094 and at the offices of State Street Bank and Trust Company, the Registrant's custodian. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 29. Management Services.

         Not applicable.

ITEM 30. Undertakings.

         Not applicable.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and the State of New York, on the 1st day of May, 2001.

                        Alliance Institutional Funds, Inc.

                        /s/ John D. Carifa
                        __________________________________
                            John D. Carifa
                            Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title            Date
_____________                      _____            ____

(1) Principal Executive Officer:

    /s/ John D. Carifa         Chairman and   May 1, 2001
    ______________________      President
    John D. Carifa

(2) Principal Financial
    and Accounting Officer:

    /s/ Mark D. Gersten        Treasurer      May 1, 2001
    _____________________       and Chief
    Mark D. Gersten             Financial
                                Officer

(3) All of the Directors:

    John D. Carifa             William H. Foulk
    Ruth Block                 Clifford L. Michel
    David H. Dievler           Donald J. Robinson
    John H. Dobkin

    /s/ Edmund P. Bergan, Jr.
    _________________________                 May 1, 2001
    Edmund P. Bergan, Jr.

                        Index to Exhibits


(a)(3) Articles Supplementary to the Charter of the Registrant dated October 6, 2000.

(a)(4) Articles Supplementary to the Charter of the Registrant dated October 17, 2000.

(d)      Advisory Agreement between the Registrant and Alliance
         Capital Management L.P. as amended July 20, 2000.

(h)(5)   Form of Expense Limitation Agreement between Alliance
         Capital Management L.P. and Alliance International
         Premier Growth Institutional Fund.

(i)(2) Opinion and Consent of Seward & Kissel LLP with respect to the Alliance Technology Institutional Fund and
         Alliance International Premier Growth Institutional
         Fund.

(j)      Consent of Independent Auditors.































                              C-21
00250237.AS7